UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 43.3%
Industrial - 33.6%
Basic - 4.1%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	5,786	$5,487,622
7.625%, 10/01/21		3,745	3,821,997
Alcoa Nederland Holding BV
6.125%, 5/15/28 (b)		1,139	1,178,832
Axalta Coating Systems LLC
4.875%, 8/15/24 (b)		2,893	2,867,909
CF Industries, Inc.
4.95%, 6/01/43		3,911	3,328,887
5.375%, 3/15/44		3,218	2,856,522
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		12,109	11,757,597
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,182,324
Constellium NV
5.75%, 5/15/24 (b)		9,890	9,810,959
5.875%, 2/15/26 (b)		8,782	8,640,311
6.625%, 3/01/25 (a)(b)		2,000	2,042,558
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (b)		5,991	5,656,900
Eldorado Gold Corp.
6.125%, 12/15/20 (b)		2,564	2,496,690
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)		1,900	1,899,638
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,333	3,067,307
5.45%, 3/15/43		25,655	22,775,791
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		7,136	7,429,033
INEOS Finance PLC
4.00%, 5/01/23 (b)	EUR	5,160	6,161,763
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)	U.S.$	26,277	28,934,892
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	5,940	7,165,889
Lecta SA
6.50%, 8/01/23 (b)		1,106	1,286,663
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(g)(h)(i)	U.S.$	16,121	161
Momentive Performance Materials, Inc.
3.88%, 10/24/21		17,198	18,116,167
8.875%, 10/15/20 (d)(e)(i)(j)		17,198	0
Multi-Color Corp.
4.875%, 11/01/25 (b)		7,291	6,772,646
NOVA Chemicals Corp.
5.00%, 5/01/25 (b)		2,349	2,237,582
5.25%, 8/01/23 (b)		1,537	1,532,303

	Principal Amount (000)		U.S. $ Value
Novelis Corp.
5.875%, 9/30/26 (b)	U.S.$	3,210	$3,076,836
6.25%, 8/15/24 (b)		1,134	1,137,809
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (b)		3,412	3,278,471
OCI NV
5.00%, 4/15/23 (b)	EUR	9,800	12,054,671
6.625%, 4/15/23 (b)	U.S.$	5,880	6,037,508
Pactiv LLC
7.95%, 12/15/25		6,261	6,829,630
Peabody Energy Corp.
6.00%, 11/15/18 (c)(d)(e)(i)		28,941	0
6.00%, 3/31/22 (b)		1,509	1,552,166
Plastipak Holdings, Inc.
6.25%, 10/15/25 (b)		9,068	8,319,890
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (b)		2,052	2,039,462
Sealed Air Corp.
6.875%, 7/15/33 (b)		14,904	16,146,636
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (b)	EUR	3,835	4,669,558
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/25	U.S.$	1,073	1,275,360
SPCM SA
4.875%, 9/15/25 (b)		8,220	7,867,765
Steel Dynamics, Inc.
5.125%, 10/01/21		1,007	1,020,514
Teck Resources Ltd.
5.20%, 3/01/42		7,300	6,672,448
5.40%, 2/01/43		7,166	6,724,238
6.00%, 8/15/40		3,430	3,471,236
6.125%, 10/01/35		5,000	5,198,365
6.25%, 7/15/41		323	336,750
United States Steel Corp.
6.25%, 3/15/26		2,052	2,052,328
6.875%, 8/15/25		5,974	6,111,958
Valvoline, Inc.
5.50%, 7/15/24		1,738	1,759,977

			278,142,519

Capital Goods - 1.8%
ARD Finance SA
6.625%, 9/15/23 (f)	EUR	10,431	12,590,151
7.125%, 9/15/23 (f)	U.S.$	530	536,338
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
6.75%, 5/15/24 (b)	EUR	9,883	12,507,905
B456 Systems, Inc.
3.75%, 4/15/16 (c)(e)(h)(i)(k)	U.S.$	3,985	278,950
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)		2,810	2,828,650

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
5.75%, 3/15/22 (b)	U.S.$	830	$836,756
6.00%, 10/15/22 (b)		1,147	1,155,099
6.125%, 1/15/23 (b)		3,906	3,963,571
7.50%, 3/15/25 (b)		3,708	3,899,644
8.75%, 12/01/21 (b)		5,365	5,936,115
BWAY Holding Co.
4.75%, 4/15/24 (b)	EUR	5,895	6,926,778
5.50%, 4/15/24 (b)	U.S.$	7,810	7,627,816
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,431,492
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		3,655	3,776,964
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	5,908,118
Exide Technologies
7.25%, 4/30/25 (e)(f)(g)(k)		1,941	1,940,753
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		2,552	2,569,535
GFL Environmental, Inc.
5.375%, 3/01/23 (b)		636	592,846
5.625%, 5/01/22 (b)		3,015	2,873,554
Hulk Finance Corp.
7.00%, 6/01/26 (b)		4,301	4,050,071
Jeld-Wen, Inc.
4.625%, 12/15/25 (b)		1,036	985,621
4.875%, 12/15/27 (b)		1,483	1,381,204
KLX, Inc.
5.875%, 12/01/22 (b)		5,387	5,586,922
Liberty Tire Recycling LLC
9.50%, 1/15/23 (d)(e)(g)		878	877,800
Textron Financial Corp.
4.078% (LIBOR 3 Month + 1.74%), 2/15/42 (b)(l)		125	113,445
TransDigm, Inc.
6.375%, 6/15/26		8,396	8,437,989
6.50%, 7/15/24		11,416	11,676,936
Waste Pro USA, Inc.
5.50%, 2/15/26 (b)		5,480	5,233,789

			118,524,812

Communications - Media - 3.9%
Altice Financing SA
6.625%, 2/15/23 (b)		14,220	14,367,618
7.50%, 5/15/26 (b)		15,110	14,734,124
Altice Finco SA/France
8.125%, 1/15/24 (b)		2,000	2,040,452
Altice France SA/France
5.375%, 5/15/22 (b)	EUR	622	748,179
5.625%, 5/15/24 (b)		1,981	2,403,545
6.00%, 5/15/22 (b)	U.S.$	3,101	3,195,987
6.25%, 5/15/24 (b)		1,140	1,130,855

	Principal Amount (000)		U.S. $ Value
7.375%, 5/01/26 (b)	U.S.$	19,546	$19,304,783
Altice Luxembourg SA
7.25%, 5/15/22 (a)(b)	EUR	6,390	7,668,118
7.75%, 5/15/22 (a)(b)	U.S.$	8,220	8,184,901
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 5/01/27 (b)		3,140	2,999,240
5.375%, 5/01/25 (b)		732	721,097
5.75%, 1/15/24		500	505,459
5.75%, 2/15/26 (b)		1,500	1,491,297
5.875%, 5/01/27 (b)		2,868	2,848,239
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.50%, 4/01/28 (b)		8,247	8,515,498
7.75%, 7/15/25 (b)		5,014	5,282,765
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,230	2,273,487
Series B
6.50%, 11/15/22		7,410	7,580,771
CSC Holdings LLC
5.375%, 2/01/28 (b)		9,482	8,929,787
5.50%, 4/15/27 (b)		2,000	1,922,684
6.625%, 10/15/25 (b)		1,356	1,400,070
10.875%, 10/15/25 (b)		4,193	4,866,396
DISH DBS Corp.
5.00%, 3/15/23		670	580,716
5.875%, 11/15/24 (a)		8,723	7,272,801
6.75%, 6/01/21		2,620	2,636,896
Gray Television, Inc.
5.125%, 10/15/24 (b)		7,217	6,930,644
iHeartCommunications, Inc.
6.875%, 6/15/18 (c)(e)(h)(i)		10,579	2,562,943
9.00%, 12/15/19 (i)(m)		8,736	6,771,938
10.625%, 3/15/23 (i)(m)		1,507	1,164,067
11.25%, 3/01/21 (b)(i)(m)		2,444	1,762,591
Liberty Interactive LLC
3.75%, 2/15/30 (k)		2,228	1,526,521
Meredith Corp.
6.875%, 2/01/26 (b)		11,396	11,481,470
Netflix, Inc.
4.375%, 11/15/26		10,284	9,653,334
4.875%, 4/15/28 (b)		9,063	8,571,513
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (b)		7,526	7,048,641
6.875%, 2/15/23 (b)		3,250	3,148,099
Sirius XM Radio, Inc.
5.00%, 8/01/27 (b)		2,000	1,905,260
TEGNA, Inc.
5.50%, 9/15/24 (b)		719	724,492
6.375%, 10/15/23		3,966	4,094,590
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)		9,363	8,774,576

	Principal Amount (000)		U.S. $ Value
UPC Holding BV
5.50%, 1/15/28 (b)	U.S.$	8,302	$7,623,893
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		5,668	5,495,358
Urban One, Inc.
7.375%, 4/15/22 (b)		7,700	7,574,875
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	8,495,708
5.25%, 2/15/22		941	905,138
5.75%, 1/15/25 (b)		2,690	2,515,344
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (b)	GBP	445	580,388
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (b)		2,070	2,778,110
Ziggo Bond Co. BV
7.125%, 5/15/24 (b)	EUR	1,158	1,451,378
Ziggo Bond Finance BV
5.875%, 1/15/25 (b)	U.S.$	7,678	7,164,948
6.00%, 1/15/27 (b)		690	631,086
Ziggo BV
5.50%, 1/15/27 (b)		11,050	10,525,368

			265,468,038

Communications - Telecommunications - 2.6%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	6,207	8,444,127
C&W Senior Financing DAC
6.875%, 9/15/27 (b)	U.S.$	7,099	6,949,445
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (e)		3,547	0
DKT Finance ApS
7.00%, 6/17/23 (b)	EUR	6,752	8,309,962
Embarq Corp.
7.995%, 6/01/36	U.S.$	14,911	14,040,749
Frontier Communications Corp.
6.875%, 1/15/25		2,244	1,430,983
7.125%, 1/15/23		4,344	3,149,218
7.625%, 4/15/24		4,034	2,723,442
7.875%, 1/15/27		4,058	2,351,063
8.75%, 4/15/22		5,502	4,655,083
11.00%, 9/15/25		232	188,467
Hughes Satellite Systems Corp.
7.625%, 6/15/21		4,508	4,833,387
Intelsat Jackson Holdings SA
5.50%, 8/01/23		9,915	9,097,062
7.25%, 10/15/20		3,184	3,195,768
7.50%, 4/01/21 (a)		4,755	4,774,386
8.00%, 2/15/24 (b)		1,212	1,276,421
9.50%, 9/30/22 (b)		2,861	3,304,692
9.75%, 7/15/25 (b)		9,337	9,979,180
Level 3 Financing, Inc.
5.25%, 3/15/26		5,619	5,393,285
5.375%, 8/15/22-1/15/24		5,601	5,568,393

	Principal Amount (000)		U.S. $ Value
6.125%, 1/15/21	U.S.$	2,690	$2,711,297
Level 3 Parent LLC
5.75%, 12/01/22		1,140	1,144,301
Qwest Corp.
6.75%, 12/01/21		1,000	1,065,012
Sable International Finance Ltd.
6.875%, 8/01/22 (b)		2,219	2,315,480
Sprint Capital Corp.
6.875%, 11/15/28		8,886	8,575,701
8.75%, 3/15/32		3,809	4,098,092
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,661,419
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	8,207,309
7.721%, 6/04/38		5,160	5,724,855
Telecom Italia SpA/Milano
5.303%, 5/30/24 (b)		5,639	5,647,752
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		7,539	7,275,263
Wind Tre SpA
5.00%, 1/20/26 (b)		12,942	11,659,927
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		9,312	5,396,388
8.75%, 12/15/24 (b)		2,474	1,595,641
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		305	312,840
6.375%, 5/15/25		5,020	5,196,127

			174,252,517

Consumer Cyclical - Automotive - 1.7%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (b)		10,034	9,202,994
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		6,757	6,579,987
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		15,172	16,013,120
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		4,438	4,374,235
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (b)		1,290	1,271,280
6.50%, 6/01/26 (b)		4,658	4,711,716
Exide Technologies
7.00%, 4/30/25 (e)(f)(g)(k)		21,226	14,857,962
11.00%, 4/30/22 (e)(f)(g)		27,044	25,015,509
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	726,744
IHO Verwaltungs GmbH
4.125%, 9/15/21 (b)(f)		5,807	5,742,931
Meritor, Inc.
6.25%, 2/15/24		3,393	3,403,389
Navistar International Corp.
6.625%, 11/01/25 (b)		3,369	3,519,315

	Principal Amount (000)		U.S. $ Value
Tenneco, Inc.
5.00%, 7/15/26	U.S.$	9,105	$8,036,164
Titan International, Inc.
6.50%, 11/30/23 (b)		8,092	8,132,751

			111,588,097

Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26 (a)		10,194	9,941,709
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		9,700	10,500,735
VOC Escrow Ltd.
5.00%, 2/15/28 (b)		7,795	7,483,200

			27,925,644

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
5.875%, 10/15/27		5,081	4,404,302
6.75%, 3/15/25		7,010	6,571,875
Caesars Entertainment Corp.
5.00%, 10/01/24 (e)(k)		333	596,698
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)(b)	EUR	1,876	1,909,862
Diamond Resorts International, Inc.
7.75%, 9/01/23 (b)	U.S.$	7,479	7,811,494
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)		9,456	9,597,745
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		4,880	4,956,704
International Game Technology PLC
6.50%, 2/15/25 (b)		3,625	3,827,500
James Hardie International Finance DAC
4.75%, 1/15/25 (b)		2,497	2,449,202
5.00%, 1/15/28 (b)		2,181	2,071,080
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	11,008,776
10.00%, 7/15/22 (b)		2,858	2,961,768
10.50%, 7/15/24 (b)		2,857	2,866,462
KB Home
7.00%, 12/15/21		6,936	7,345,661
7.50%, 9/15/22		2,741	2,937,393
Lennar Corp.
4.50%, 6/15/19		1,690	1,702,344
6.625%, 5/01/20		5,393	5,637,939
LHMC Finco SARL
6.25%, 12/20/23 (b)	EUR	1,632	1,962,634
MDC Holdings, Inc.
5.50%, 1/15/24	U.S.$	4,397	4,390,774
6.00%, 1/15/43		14,826	12,522,855
Meritage Homes Corp.
7.15%, 4/15/20		2,500	2,618,790

	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
5.625%, 5/01/24	U.S.$	4,736	$4,954,211
PulteGroup, Inc.
5.00%, 1/15/27		1,470	1,382,244
6.00%, 2/15/35		932	888,404
6.375%, 5/15/33		2,695	2,679,835
7.875%, 6/15/32		10,968	12,394,827
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		6,743	6,693,736
6.125%, 4/01/25 (b)		4,677	4,629,926
Standard Industries, Inc./NJ
6.00%, 10/15/25 (b)		5,285	5,364,275
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		6,721	6,922,160
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)		8,781	8,277,805
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (b)		4,950	4,925,250
Toll Brothers Finance Corp.
4.875%, 3/15/27		8,180	7,732,988
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (b)		4,515	4,460,608

			171,458,127

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
6.75%, 10/15/24 (b)		6,563	6,548,614
IRB Holding Corp.
6.75%, 2/15/26 (b)		3,291	3,136,119

			9,684,733

Consumer Cyclical - Retailers - 0.8%
FirstCash, Inc.
5.375%, 6/01/24 (b)		9,868	9,874,375
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	648,849
7.40%, 4/01/37		4,492	2,566,733
L Brands, Inc.
5.25%, 2/01/28		3,679	3,232,803
6.875%, 11/01/35		11,730	10,105,747
6.95%, 3/01/33		3,500	3,023,772
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (b)		14,081	8,883,154
8.75%, 10/15/21 (b)(f)		19	11,839
PetSmart, Inc.
7.125%, 3/15/23 (b)		8,569	5,848,265
Sonic Automotive, Inc.
5.00%, 5/15/23		3,494	3,297,749

	Principal Amount (000)		U.S. $ Value
6.125%, 3/15/27	U.S.$	5,939	$5,590,387

			53,083,673

Consumer Non-Cyclical - 2.9%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		4,040	4,136,863
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)		3,643	3,330,525
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		3,869	3,488,414
6.625%, 6/15/24 (a)		10,544	10,093,381
Avantor, Inc.
9.00%, 10/01/25 (b)		2,000	2,031,746
Aveta, Inc.
10.50%, 3/01/21 (d)(e)(g)(i)		94,592	1
Bausch Health Cos., Inc.
5.50%, 3/01/23 (b)		1,466	1,389,127
5.625%, 12/01/21(b)		8,495	8,420,830
5.875%, 5/15/23 (b)		7,895	7,579,200
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (b)	EUR	2,223	2,734,331
4.875%, 1/15/26 (b)	U.S.$	3,111	3,048,068
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (b)		1,668	1,688,790
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		7,312	6,799,136
8.125%, 6/30/24 (a)(b)		4,164	3,423,545
DaVita, Inc.
5.00%, 5/01/25		8,665	8,167,014
Diamond BC BV
5.625%, 8/15/25 (a)(b)	EUR	2,527	2,720,481
Eagle Holding Co. II LLC
7.625%, 5/15/22 (b)(f)	U.S.$	1,276	1,290,259
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (b)		8,468	7,208,808
Endo Finance LLC
5.75%, 1/15/22 (b)		8,655	7,949,185
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (b)		778	657,261
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)		5,476	5,250,170
HCA, Inc.
4.25%, 10/15/19		3,274	3,300,611
4.50%, 2/15/27		1,002	973,834
5.00%, 3/15/24		1,500	1,524,663
5.25%, 6/15/26		1,744	1,770,181
5.875%, 3/15/22-2/15/26		3,730	3,898,748
Mallinckrodt International Finance SA
4.75%, 4/15/23		5,996	5,037,611

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	U.S.$	6,650	$5,322,135
5.625%, 10/15/23 (b)		5,736	4,889,940
5.75%, 8/01/22 (b)		724	660,254
MEDNAX, Inc.
5.25%, 12/01/23 (b)		2,302	2,284,836
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		4,419	4,568,839
Post Holdings, Inc.
5.00%, 8/15/26 (b)		7,041	6,632,531
5.50%, 3/01/25 (b)		6,937	6,823,754
5.625%, 1/15/28 (b)		6,030	5,749,744
5.75%, 3/01/27 (b)		690	671,894
Spectrum Brands, Inc.
4.00%, 10/01/26 (b)	EUR	3,459	4,009,713
5.75%, 7/15/25	U.S.$	3,426	3,433,260
6.625%, 11/15/22		2,624	2,703,447
Sunshine Mid BV
6.50%, 5/15/26 (b)	EUR	5,784	6,665,517
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)		3,869	4,800,831
Tenet Healthcare Corp.
6.75%, 6/15/23 (a)	U.S.$	8,125	8,247,436
8.125%, 4/01/22		4,631	4,931,533
Vizient, Inc.
10.375%, 3/01/24 (b)		5,443	6,001,702
Voyage Care BondCo PLC
5.875%, 5/01/23 (b)	GBP	7,223	9,492,029

			195,802,178

Energy - 8.1%
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp.
7.875%, 12/15/24	U.S.$	8,153	8,520,431
Antero Resources Corp.
5.125%, 12/01/22		5,713	5,752,717
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(i)		16,461	0
7.00%, 2/15/26 (b)		4,170	4,340,107
Bristow Group, Inc.
8.75%, 3/01/23 (b)		3,450	3,381,935
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		6,914	6,980,464
California Resources Corp.
5.50%, 9/15/21		1,846	1,605,106
8.00%, 12/15/22 (b)		25,429	22,852,737
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)		4,412	4,496,763
7.50%, 9/15/20		300	301,208
8.25%, 7/15/25		2,253	2,429,897
Chesapeake Energy Corp.
4.875%, 4/15/22 (a)		7,886	7,665,894
5.75%, 3/15/23		3,110	3,005,803
6.125%, 2/15/21		3,239	3,305,069

	Principal Amount (000)		U.S. $ Value
8.00%, 1/15/25 (a)	U.S.$	7,672	$7,863,808
8.00%, 6/15/27		25	25,560
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		2,000	2,031,496
Denbury Resources, Inc.
9.25%, 3/31/22 (b)		3,058	3,241,480
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		8,521	6,081,940
5.70%, 10/15/39		3,966	3,199,884
7.875%, 8/15/25 (a)		11,444	11,869,534
Energy Transfer Equity LP
4.25%, 3/15/23		16,300	15,895,874
Ensco PLC
4.50%, 10/01/24		1,712	1,445,519
5.20%, 3/15/25		8,468	7,196,894
7.75%, 2/01/26		2,522	2,446,340
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		9,422	7,328,931
8.00%, 2/15/25 (b)		11,732	8,965,336
9.375%, 5/01/20		864	851,042
9.375%, 5/01/24 (b)		8,385	6,904,318
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		8,220	7,743,733
6.50%, 10/01/25		761	737,165
6.75%, 8/01/22		10,224	10,429,042
Gulfport Energy Corp.
6.00%, 10/15/24		5,738	5,582,081
6.375%, 5/15/25-1/15/26		20,538	19,942,103
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		11,511	11,602,973
HighPoint Operating Corp.
7.00%, 10/15/22		3,857	3,863,368
8.75%, 6/15/25		4,591	4,904,933
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (b)		4,435	4,264,581
5.75%, 10/01/25 (b)		11,693	11,693,526
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)		7,910	7,658,312
Murphy Oil USA, Inc.
5.625%, 5/01/27		503	500,277
6.00%, 8/15/23		3,166	3,262,655
Nabors Industries, Inc.
4.625%, 9/15/21		8,503	8,374,834
5.50%, 1/15/23		12,070	11,714,563
5.75%, 2/01/25 (b)		2,307	2,181,347
Noble Holding International Ltd.
5.25%, 3/15/42		1,180	823,930
6.20%, 8/01/40		1,090	805,460
7.75%, 1/15/24		15,581	15,165,159
7.95%, 4/01/25		2,289	2,164,792
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		7,946	7,833,930

	Principal Amount (000)		U.S. $ Value
PDC Energy, Inc.
5.75%, 5/15/26	U.S.$	8,694	$8,600,035
6.125%, 9/15/24		3,203	3,219,274
Precision Drilling Corp.
7.125%, 1/15/26 (b)		5,820	5,980,539
QEP Resources, Inc.
5.25%, 5/01/23		6,966	6,904,971
5.375%, 10/01/22		1,061	1,078,167
5.625%, 3/01/26		1,644	1,583,364
Range Resources Corp.
4.875%, 5/15/25 (a)		9,609	8,921,053
5.00%, 8/15/22		3,182	3,114,061
5.00%, 3/15/23 (a)		6,559	6,302,996
5.875%, 7/01/22		729	736,293
Rowan Cos., Inc.
5.40%, 12/01/42		3,688	2,638,056
7.375%, 6/15/25		9,545	9,203,986
Sanchez Energy Corp.
6.125%, 1/15/23		23,858	16,422,869
7.25%, 2/15/23 (b)		5,609	5,525,959
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(i)		1,970	0
8.125%, 10/15/22 (c)(d)(e)(i)		15,534	0
SemGroup Corp.
6.375%, 3/15/25		4,402	4,228,416
7.25%, 3/15/26		3,996	3,986,521
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		3,214	3,074,445
SM Energy Co.
5.00%, 1/15/24		6,680	6,425,586
5.625%, 6/01/25 (a)		7,293	7,106,416
6.50%, 1/01/23		7,813	7,935,734
Southern Star Central Corp.
5.125%, 7/15/22 (b)		6,100	6,105,636
SRC Energy, Inc.
6.25%, 12/01/25		5,952	5,999,033
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (b)		11,875	11,325,781
5.875%, 3/15/28 (b)		7,491	7,054,297
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		1,618	1,620,844
5.875%, 4/15/26 (b)		7,100	7,251,628
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		6,800	7,213,202
Transocean, Inc.
6.80%, 3/15/38		12,148	10,153,651
7.50%, 1/15/26 (b)		5,808	5,947,363
7.50%, 4/15/31		1,800	1,687,705
9.00%, 7/15/23 (b)		6,560	7,084,866
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(i)		8,325	0
7.50%, 11/01/19 (c)(d)(e)(i)		8,860	0
10.00%, 12/31/20 (c)(e)		521	504,067

	Principal Amount (000)		U.S. $ Value
10.00%, 12/31/20 (e)(g)	U.S.$	431	$422,380
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		13,599	12,579,211
Weatherford International LLC
9.875%, 3/01/25 (b)		3,384	3,432,070
Weatherford International Ltd.
5.875%, 7/01/21 (k)		718	714,529
6.50%, 8/01/36		4,003	3,138,872
6.75%, 9/15/40		4,691	3,708,695
7.00%, 3/15/38		2,858	2,304,886
7.75%, 6/15/21 (a)		3,377	3,477,294
9.875%, 2/15/24		9,055	9,191,133
Whiting Petroleum Corp.
1.25%, 4/01/20 (k)		2,925	2,790,976
5.75%, 3/15/21		2,091	2,135,687
6.25%, 4/01/23		3,545	3,679,281
6.625%, 1/15/26		9,490	9,804,356
WPX Energy, Inc.
5.75%, 6/01/26		4,035	4,050,006

			547,601,041

Other Industrial - 0.7%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)		7,271	7,443,199
American Tire Distributors, Inc.
10.25%, 3/01/22 (b)		17,879	7,355,796
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	15,966,185
H&E Equipment Services, Inc.
5.625%, 9/01/25		3,225	3,194,911
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		3,422	3,322,827
Laureate Education, Inc.
8.25%, 5/01/25 (b)		11,428	12,285,283

			49,568,201

Services - 2.0%
ADT Corp. (The)
4.875%, 7/15/32 (b)		10,000	7,899,910
Aptim Corp.
7.75%, 6/15/25 (b)		11,748	9,792,017
APX Group, Inc.
7.875%, 12/01/22		11,855	11,927,315
8.75%, 12/01/20		17,371	17,206,375
Aramark Services, Inc.
5.00%, 2/01/28 (b)		5,362	5,174,679
5.125%, 1/15/24		1,484	1,496,543
Carlson Travel, Inc.
6.75%, 12/15/23 (b)		4,314	4,314,686
Carriage Services, Inc.
6.625%, 6/01/26 (b)		4,900	5,032,726
eDreams ODIGEO SA
8.50%, 8/01/21 (b)	EUR	10,172	12,372,648

	Principal Amount (000)		U.S. $ Value
Gartner, Inc.
5.125%, 4/01/25 (b)	U.S.$	3,489	$3,515,356
GEO Group, Inc. (The)
5.125%, 4/01/23		1,054	1,027,681
5.875%, 1/15/22-10/15/24		4,401	4,425,918
6.00%, 4/15/26		4,689	4,574,476
Monitronics International, Inc.
9.125%, 4/01/20 (a)		6,914	5,154,961
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		1,840	1,792,167
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		16,025	17,164,570
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (b)		2,521	2,473,613
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		3,595	3,612,554
5.375%, 4/15/23 (b)		4,041	4,070,770
Service Corp. International/US
7.50%, 4/01/27		1,131	1,262,271
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(b)		7,939	6,940,321

			131,231,557

Technology - 1.2%
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,130,431
CURO Financial Technologies Corp.
12.00%, 3/01/22 (b)		5,909	6,395,955
Dell, Inc.
6.50%, 4/15/38		10,502	10,289,523
Goodman Networks, Inc.
8.00%, 5/11/22 (e)		2,851	1,919,915
Infor Software Parent LLC/Infor Software
Parent, Inc.
7.125%, 5/01/21 (b)(f)		3,140	3,172,417
Infor US, Inc.
6.50%, 5/15/22		7,478	7,578,990
IQVIA, Inc.
3.25%, 3/15/25 (b)	EUR	5,672	6,649,645
Micron Technology, Inc.
5.50%, 2/01/25	U.S.$	1,367	1,416,026
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)		10,160	11,231,098
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (b)		5,941	5,630,066
10.50%, 2/01/24 (b)		11,341	9,526,531
Western Digital Corp.
4.75%, 2/15/26		7,876	7,741,612

			82,682,209

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)	U.S.$	1,519	$1,405,090
5.50%, 4/01/23		4,745	4,680,193
Europcar Mobility Group
5.75%, 6/15/22 (b)	EUR	3,802	4,578,862
Herc Rentals, Inc.
7.75%, 6/01/24 (b)	U.S.$	8,837	9,469,084
Hertz Corp. (The)
5.50%, 10/15/24 (a)(b)		20,340	16,045,250
Hertz Holdings Netherlands BV
5.50%, 3/30/23	EUR	8,232	9,544,989
Loxam SAS
3.50%, 4/15/22 (b)		1,102	1,326,874
4.25%, 4/15/24 (b)		540	661,674
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	1,532	1,514,761
5.875%, 9/15/26		954	968,867

			50,195,644

			2,267,208,990

Financial Institutions - 8.3%
Banking - 5.4%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (b)(n)	EUR	1,819	2,372,128
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	505	508,031
8.00%, 11/01/31		10,698	12,928,847
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(b)(n)	EUR	12,000	14,540,867
6.75%, 2/18/20 (b)(n)		1,800	2,215,725
8.875%, 4/14/21(b) (n)		11,400	15,129,313
Banco Santander SA
6.25%, 3/12/19-9/11/21 (b)(n)		8,200	10,168,139
6.75%, 4/25/22 (b)(n)		6,200	7,907,999
Bank of Ireland
7.375%, 6/18/20 (b)(n)		7,475	9,500,116
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)	U.S.$	838	929,878
Barclays PLC
7.25%, 3/15/23 (b)(n)	GBP	3,808	5,193,130
8.00%, 12/15/20 (n)	EUR	13,777	17,919,464
CIT Group, Inc.
6.125%, 3/09/28	U.S.$	4,060	4,260,649
Citigroup, Inc.
5.95%, 1/30/23 (n)		14,778	15,152,282
Series M
6.30%, 5/15/24 (n)		7,000	7,117,047
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (n)		6,685	6,739,028
Credit Agricole SA
6.50%, 6/23/21 (b)(n)	EUR	4,525	5,847,796

	Principal Amount (000)		U.S. $ Value
7.589%, 1/30/20 (b)(n)	GBP	4,950	$6,949,822
8.125%, 12/23/25 (b)(n)	U.S.$	13,944	15,355,028
Credit Suisse Group AG
6.25%, 12/18/24 (b)(n)		7,786	7,814,808
7.50%, 12/11/23 (b)(n)		26,323	28,072,556
Dresdner Funding Trust I
8.151%, 6/30/31 (b)		816	1,010,962
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		11,805	11,021,384
ING Groep NV
6.50%, 4/16/25 (n)		1,847	1,828,530
Intesa Sanpaolo SpA
3.928%, 9/15/26 (b)	EUR	1,172	1,399,601
5.017%, 6/26/24 (b)	U.S.$	3,198	2,948,268
5.71%, 1/15/26 (b)		2,860	2,652,401
7.75%, 1/11/27 (b)(n)	EUR	7,910	10,062,835
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(n)	U.S.$	3,709	3,882,466
6.657%, 5/21/37 (b)(n)		1,801	1,913,262
7.50%, 6/27/24 (n)		1,357	1,401,754
7.625%, 6/27/23 (b)(n)	GBP	9,370	13,579,528
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%),
9/30/18 (b)(l)(n)	EUR	650	740,513
8.625%, 8/15/21 (n)	U.S.$	21,538	23,235,668
Series U
4.654% (LIBOR 3 Month + 2.32%),
9/30/27 (l)(n)		6,400	6,111,027
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(e)(i)(n)	EUR	1,001	13,083
Societe Generale SA
7.375%, 9/13/21 (b)(n)	U.S.$	7,501	7,876,050
7.875%, 12/18/23 (b)(n)		6,410	6,754,538
8.00%, 9/29/25 (b)(n)		11,901	12,778,699
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%),
1/30/27 (b)(l)(n)		3,500	2,958,375
7.50%, 4/02/22 (b)(n)		8,455	8,857,610
7.75%, 4/02/23 (b)(n)		1,988	2,081,529
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		6,334	6,220,229
Series H
5.125%, 12/15/27 (n)		4,764	4,477,641
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (b)(n)		206	214,907
7.00%, 2/19/25 (b)(n)		14,430	15,276,146

	Principal Amount (000)		U.S. $ Value
UniCredit SpA
9.25%, 6/03/22 (b)(n)	EUR	11,605	$15,450,730

			361,370,389

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(e)(h)(i)	U.S.$	1,600	50,064
Series G
4.80%, 3/13/14 (c)(e)(h)(i)		1,800	55,800
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		11,023	10,704,369

			10,810,233

Finance - 1.1%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		8,576	8,379,404
Enova International, Inc.
8.50%, 9/01/24 (b)		5,687	5,901,235
9.75%, 6/01/21		6,621	6,957,943
goeasy Ltd.
7.875%, 11/01/22 (b)		3,593	3,774,375
ILFC E-Capital Trust II
4.82% (H15T 30 Year + 1.80%), 12/21/65 (b)(l)		1,500	1,374,225
Lincoln Finance Ltd.
6.875%, 4/15/21 (b)	EUR	6,507	7,880,182
Navient Corp.
5.50%, 1/25/23	U.S.$	6,307	6,177,978
5.875%, 3/25/21		1,779	1,806,614
6.50%, 6/15/22		4,183	4,267,609
6.625%, 7/26/21		4,403	4,545,794
7.25%, 1/25/22-9/25/23		3,275	3,431,401
8.00%, 3/25/20		8,274	8,731,585
SLM Corp.
5.125%, 4/05/22		3,828	3,809,706
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		6,227	6,396,113

			73,434,164

Insurance - 0.8%
Ambac Assurance Corp.
5.10%, 6/07/20 (b)(e)		22	29,313
ASR Nederland NV
4.625%, 10/19/27 (a)(b)(n)	EUR	5,755	6,527,721
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	4,512	5,911,168
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	6,225	6,496,373
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		14,759	17,408,801
Polaris Intermediate Corp.
8.50%, 12/01/22 (b)(f)		18,020	18,635,305

			55,008,681

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.5%
Intrum AB
2.75%, 7/15/22 (a)(b)	EUR	7,260	$8,183,698
3.125%, 7/15/24 (a)(b)		3,630	4,014,981
LHC3 PLC
4.125%, 8/15/24 (b)(f)		1,336	1,554,858
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	5,636	5,619,458
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (b)		1,428	1,453,470
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		12,403	12,006,526
Travelport Corporate Finance PLC
6.00%, 3/15/26 (b)		4,138	4,208,495

			37,041,486

REITS - 0.3%
Iron Mountain, Inc.
4.875%, 9/15/27 (b)		1,899	1,739,959
5.25%, 3/15/28 (b)		12,885	11,916,602
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		1,605	1,550,987
5.25%, 8/01/26		971	958,965
5.50%, 5/01/24		1,696	1,713,806

			17,880,319

			555,545,272

Utility - 1.4%
Electric - 1.2%
AES Corp./VA
4.875%, 5/15/23		826	829,870
Calpine Corp.
5.375%, 1/15/23		13,478	12,859,575
5.50%, 2/01/24		7,739	7,160,061
5.75%, 1/15/25		5,133	4,721,374
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (b)	EUR	8,608	10,330,696
DPL, Inc.
6.75%, 10/01/19	U.S.$	634	654,283
NRG Energy, Inc.
5.75%, 1/15/28 (b)		5,386	5,341,528
6.25%, 7/15/22-5/01/24		5,426	5,592,716
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,297,394
Talen Energy Supply LLC
4.60%, 12/15/21		16,956	14,504,603
6.50%, 6/01/25		5,646	4,156,873
10.50%, 1/15/26 (b)		10,754	9,277,788
Texas Competitive/TCEH
11.50%, 10/01/20 (d)(e)(g)(i)		2,679	0

	Principal Amount (000)		U.S. $ Value
Vistra Energy Corp.
7.375%, 11/01/22	U.S.$	4,548	$4,748,007

			84,474,768

Natural Gas - 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		11,601	11,864,401

			96,339,169

Total Corporates - Non-Investment Grade (cost $2,965,967,216)			2,919,093,431

GOVERNMENTS - TREASURIES - 9.8%
Colombia - 0.1%
Colombian TES
Series B
7.00%, 5/04/22	COP	11,183,200	4,020,497
10.00%, 7/24/24		7,000,000	2,863,643

			6,884,140

Indonesia - 1.0%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	314,387,000	22,265,446
Series FR56
8.375%, 9/15/26		357,914,000	25,472,208
Series FR59
7.00%, 5/15/27		90,000,000	5,889,258
Series FR70
8.375%, 3/15/24		221,234,000	15,664,349

			69,291,261

Malaysia - 1.2%
Malaysia Government Bond
Series 03-4
5.734%, 7/30/19	MYR	77,463	19,475,913
Series 511
3.58%, 9/28/18		235,357	57,915,655

			77,391,568

Mexico - 1.0%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	1,323,911	69,797,974

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	4,110,272
Series 6212
7.05%, 1/19/28		1,271,800	19,663,164
Series 6217
7.50%, 8/18/21		1,919,448	30,942,213

			54,715,649

	Principal Amount (000)		U.S. $ Value
United States - 5.5%
U.S. Treasury Bonds
6.125%, 11/15/27 (o)(p)	U.S.$	138,500	$173,882,429
6.125%, 8/15/29		50,000	64,726,560
6.25%, 5/15/30		53,350	70,572,047
8.00%, 11/15/21 (p)		35,000	40,709,375
8.75%, 8/15/20 (a)		17,860	19,986,456

			369,876,867

Uruguay - 0.2%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	176,233	5,022,857
9.875%, 6/20/22 (b)		138,362	4,473,818

			9,496,675

Total Governments - Treasuries (cost $671,924,769)			657,454,134

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2%
Risk Share Floating Rate - 7.2%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
14.064% (LIBOR 1 Month + 12.00%), 4/25/26 (g)(l)	U.S.$	2,331	2,405,054
Series 2016-1A, Class M2B
8.564% (LIBOR 1 Month + 6.50%), 4/25/26 (g)(l)		4,737	4,778,014
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.364% (LIBOR 1 Month + 4.30%), 7/25/25 (g)(l)		2,549	2,579,461
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.214% (LIBOR 1 Month + 7.15%), 7/25/23 (l)		8,995	10,832,727
Series 2013-DN2, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/23 (l)		6,731	7,494,294
Series 2014-DN1, Class M3
6.564% (LIBOR 1 Month + 4.50%), 2/25/24 (l)		13,021	15,096,213
Series 2014-DN2, Class M3
5.664% (LIBOR 1 Month + 3.60%), 4/25/24 (l)		5,376	5,968,634
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		8,496	9,303,305
Series 2014-DN4, Class M3
6.614% (LIBOR 1 Month + 4.55%), 10/25/24 (l)		1,504	1,674,136
Series 2014-HQ2, Class M3
5.814% (LIBOR 1 Month + 3.75%), 9/25/24 (l)		2,565	2,936,818

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ3, Class M3
6.814% (LIBOR 1 Month + 4.75%), 10/25/24 (l)	U.S.$	8,566	$9,510,060
Series 2015-DN1, Class B
13.564% (LIBOR 1 Month + 11.50%), 1/25/25 (l)		16,947	24,412,114
Series 2015-DNA2, Class B
9.614% (LIBOR 1 Month + 7.55%), 12/25/27 (l)		16,173	20,095,490
Series 2015-DNA3, Class B
11.414% (LIBOR 1 Month + 9.35%), 4/25/28 (l)		7,559	9,845,327
Series 2015-HQ1, Class M3
5.864% (LIBOR 1 Month + 3.80%), 3/25/25 (l)		3,380	3,621,877
Series 2015-HQ2, Class B
10.014% (LIBOR 1 Month + 7.95%), 5/25/25 (l)		293	347,568
Series 2015-HQA1, Class B
10.864% (LIBOR 1 Month + 8.80%), 3/25/28 (l)		9,133	11,041,429
Series 2015-HQA1, Class M3
6.764% (LIBOR 1 Month + 4.70%), 3/25/28 (l)		8,335	9,601,694
Series 2015-HQA2, Class B
12.564% (LIBOR 1 Month + 10.50%), 5/25/28 (l)		6,982	9,233,366
Series 2016-DNA1, Class M3
7.614% (LIBOR 1 Month + 5.55%), 7/25/28 (l)		4,225	5,149,737
Series 2016-DNA2, Class B
12.564% (LIBOR 1 Month + 10.50%), 10/25/28 (l)		5,064	6,808,099
Series 2016-DNA2, Class M3
6.714% (LIBOR 1 Month + 4.65%), 10/25/28 (l)		3,862	4,451,909
Series 2016-DNA3, Class B
13.314% (LIBOR 1 Month + 11.25%), 12/25/28 (l)		3,865	5,389,223
Series 2016-DNA4, Class B
10.664% (LIBOR 1 Month + 8.60%), 3/25/29 (l)		1,835	2,216,391
Series 2016-HQA1, Class B
14.814% (LIBOR 1 Month + 12.75%), 9/25/28 (l)		2,998	4,333,885
Series 2016-HQA1, Class M3
8.414% (LIBOR 1 Month + 6.35%), 9/25/28 (l)		11,066	13,678,979
Series 2016-HQA2, Class B
13.564% (LIBOR 1 Month + 11.50%), 11/25/28 (l)		2,956	4,005,381

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 1M2
6.364% (LIBOR 1 Month + 4.30%), 2/25/25 (l)	U.S.$	15,659	$17,282,087
Series 2015-C01, Class 2M2
6.614% (LIBOR 1 Month + 4.55%), 2/25/25 (l)		3,887	4,218,529
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		4,176	4,583,648
Series 2015-C02, Class 2M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		13,961	15,060,355
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		15,699	17,791,389
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		11,409	12,700,922
Series 2015-C04, Class 1M2
7.764% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		11,286	13,136,576
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		5,893	6,680,346
Series 2016-C01, Class 1B
13.814% (LIBOR 1 Month + 11.75%), 8/25/28 (l)		4,059	5,862,955
Series 2016-C01, Class 1M2
8.814% (LIBOR 1 Month + 6.75%), 8/25/28 (l)		11,933	14,444,232
Series 2016-C01, Class 2M2
9.014% (LIBOR 1 Month + 6.95%), 8/25/28 (l)		3,870	4,600,343
Series 2016-C02, Class 1B
14.314% (LIBOR 1 Month + 12.25%), 9/25/28 (l)		2,895	4,283,923
Series 2016-C02, Class 1M2
8.064% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		22,977	27,154,453
Series 2016-C03, Class 1B
13.814% (LIBOR 1 Month + 11.75%), 10/25/28 (l)		7,143	10,174,263
Series 2016-C03, Class 2M2
7.964% (LIBOR 1 Month + 5.90%), 10/25/28 (l)		22,833	26,600,863
Series 2016-C04, Class 1B
12.314% (LIBOR 1 Month + 10.25%), 1/25/29 (l)		10,772	14,249,620
Series 2016-C05, Class 2B
12.814% (LIBOR 1 Month + 10.75%), 1/25/29 (l)		11,303	14,884,158
Series 2016-C05, Class 2M2
6.514% (LIBOR 1 Month + 4.45%), 1/25/29 (l)		15,479	17,312,577

	Principal Amount (000)		U.S. $ Value
Series 2016-C06, Class 1B
11.314% (LIBOR 1 Month + 9.25%), 4/25/29 (l)	U.S.$	8,524	$10,647,290
Series 2016-C07, Class 2B
11.564% (LIBOR 1 Month + 9.50%), 5/25/29 (l)		10,049	12,325,436
Series 2016-C07, Class 2M2
6.414% (LIBOR 1 Month + 4.35%), 5/25/29 (l)		4,949	5,532,981
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.564% (LIBOR 1 Month + 5.50%), 10/25/25 (b)(l)		7,760	8,630,585
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.314% (LIBOR 1 Month + 5.25%), 11/25/25 (g)(l)		5,750	6,471,302
Series 2015-WF1, Class 2M2
7.564% (LIBOR 1 Month + 5.50%), 11/25/25 (g)(l)		3,311	3,859,072

			485,299,090

Non-Agency Fixed Rate - 0.9%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,431	2,905,156
Series 2006-24CB, Class A16
5.75%, 6/25/36		656	555,446
Series 2006-26CB, Class A6
6.25%, 9/25/36		279	220,980
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,056	835,061
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,318	1,098,658
Series 2006-HY12, Class A5
3.818%, 8/25/36		5,904	6,050,833
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,557	1,410,613
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,164	946,631
Series 2007-13, Class A2
6.00%, 6/25/47		4,720	4,010,224
Series 2007-15CB, Class A19
5.75%, 7/25/37		649	573,199
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		773	755,751
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.975%, 5/25/47		984	883,579
Series 2007-4, Class 22A1
3.941%, 6/25/47		3,592	3,286,843
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (b)		4,623	3,695,807

	Principal Amount (000)		U.S. $ Value
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	U.S.$	669	$431,016
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.831%, 3/25/37		775	756,847
Series 2010-3, Class 2A2
6.00%, 8/25/37 (b)		2,127	1,723,118
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,287	1,239,388
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
3.481%, 9/25/47		1,066	998,106
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (b)		665	529,780
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,474	1,232,709
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
4.014%, 6/25/36		921	845,352
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,223	1,010,029
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.147%, 10/25/36		6,371	3,748,324
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (b)		5,762	4,780,067
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.391%, 9/25/35		2,739	2,414,221
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,056	1,961,684
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		795	673,682
Series 2007-A1, Class A8
6.00%, 3/25/37		1,108	733,757
Series 2007-A5, Class 2A3
6.00%, 5/25/37		352	306,145
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.785%, 10/25/36		2,030	991,353
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.744%, 12/28/37		4,776	4,642,085

			56,246,444

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.1%
Alternative Loan Trust
Series 2007-7T2, Class A3
2.664% (LIBOR 1 Month + 0.60%), 4/25/37 (l)	U.S.$	2,885	$1,314,237
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
2.664% (LIBOR 1 Month + 0.60%), 8/25/37 (l)		650	469,910
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.314% (LIBOR 1 Month + 0.25%), 4/25/37 (l)		1,536	833,398
Lehman Mortgage Trust
Series 2007-1, Class 3A1
2.314% (LIBOR 1 Month + 0.25%), 2/25/37 (l)		2,873	619,719
Series 2007-1, Class 3A2
5.186% (7.25% - LIBOR 1 Month), 2/25/37 (l)(q)		2,881	681,146
Lehman XS Trust
Series 2007-16N, Class 2A2
2.914% (LIBOR 1 Month + 0.85%), 9/25/47 (l)		902	877,949
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
2.224% (LIBOR 1 Month + 0.16%), 2/25/37 (l)		957	815,666
Series 2007-2, Class 1A3
2.394% (LIBOR 1 Month + 0.33%), 5/25/37 (l)		993	946,860
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
3.154% (12MTA + 1.50%), 8/25/47 (l)		2,272	2,123,830

			8,682,715

Total Collateralized Mortgage Obligations (cost $478,931,033)			550,228,249

CORPORATES - INVESTMENT GRADE - 7.7%
Financial Institutions - 4.4%
Banking - 2.0%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (b)		1,122	1,204,533
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)		7,966	8,294,996
Series X
6.25%, 9/05/24 (n)		521	544,520
Series Z
6.50%, 10/23/24 (n)		4,009	4,279,391

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA
6.75%, 3/14/22 (b)(n)	U.S.$	418	$427,009
7.625%, 3/30/21 (b)(n)		7,812	8,338,583
BPCE SA
5.70%, 10/22/23 (b)		241	252,344
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	14,514,059
Danske Bank A/S
6.125%, 3/28/24 (b)(n)		642	614,483
Series E
5.875%, 4/06/22 (b)(n)	EUR	10,021	12,746,948
DNB Bank ASA
6.50%, 3/26/22 (b)(n)	U.S.$	11,090	11,500,652
HSBC Holdings PLC
6.00%, 9/29/23 (b)(n)	EUR	7,876	10,421,405
Series E
4.75%, 7/04/29 (b)(n)		13,255	15,412,563
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)	U.S.$	5,980	6,040,195
Intesa Sanpaolo SpA
2.75%, 3/20/20 (b)	EUR	3,602	4,349,272
4.00%, 5/20/19 (b)		3,510	4,221,940
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	2,638	2,657,582
Nationwide Building Society
4.302%, 3/08/29 (b)		10,440	10,126,570
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,865,232
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,260,323
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,119	7,899,990
Zions Bancorporation
5.65%, 11/15/23		2,289	2,285,601

			136,258,191

Brokerage - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (b)		4,867	4,994,272

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,342,706
8.25%, 12/15/20		5,011	5,507,430

			7,850,136

Insurance - 2.0%
Aegon NV
5.50%, 4/11/48		5,138	5,008,779
Allstate Corp. (The)
6.50%, 5/15/57		10,811	12,146,191

	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	$2,375,666
8.175%, 5/15/58		7,301	9,245,687
Series A-9
5.75%, 4/01/48		4,254	4,188,127
Aon Corp.
8.205%, 1/01/27		2,495	3,036,178
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (b)	EUR	10,305	13,104,540
Aviva PLC
3.875%, 7/03/44 (b)		10,930	13,813,521
CNP Assurances
4.50%, 6/10/47 (b)		10,500	13,691,516
Groupama SA
6.00%, 1/23/27		9,800	14,033,314
MetLife Capital Trust IV
7.875%, 12/15/37 (b)	U.S.$	1,765	2,186,621
MetLife, Inc.
6.40%, 12/15/36		9,700	10,297,365
10.75%, 8/01/39		3,495	5,367,317
Nationwide Mutual Insurance Co.
4.631% (LIBOR 3 Month + 2.29%), 12/15/24 (b)(l)		5,000	5,000,015
9.375%, 8/15/39 (b)		4,546	7,069,771
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,514,540
SCOR SE
3.00%, 6/08/46 (b)	EUR	200	243,484
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	3,877,464

			138,200,096

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,611,569
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,802,076
Spirit Realty LP
4.45%, 9/15/26		1,180	1,135,730
Weyerhaeuser Co.
8.50%, 1/15/25		1,000	1,233,321

			10,782,696

			298,085,391

Industrial - 2.9%
Basic - 0.5%
Anglo American Capital PLC
3.625%, 9/11/24 (b)		780	735,148
4.75%, 4/10/27 (b)		4,031	3,937,316
4.875%, 5/14/25 (b)		1,287	1,294,244
ArcelorMittal
6.75%, 3/01/41		4,782	5,345,176
7.00%, 10/15/39		5,068	5,727,453

	Principal Amount (000)		U.S. $ Value
Braskem Finance Ltd.
6.45%, 2/03/24	U.S.$	4,037	$4,353,904
Fresnillo PLC
5.50%, 11/13/23 (b)		3,774	3,966,663
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		1,464	1,513,734
Glencore Funding LLC
4.625%, 4/29/24 (b)		1,733	1,736,386
WestRock MWV LLC
8.20%, 1/15/30		2,940	3,846,255

			32,456,279

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (a)(n)		12,108	11,899,803
Lafarge SA
7.125%, 7/15/36		2,640	3,251,786
Masco Corp.
5.95%, 3/15/22		2,124	2,263,755

			17,415,344

Communications - Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		6,755	6,880,454
5.375%, 5/01/47		2,993	2,875,671
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,058,488
Cox Communications, Inc.
4.50%, 6/30/43 (b)		882	758,296
4.70%, 12/15/42 (b)		1,692	1,497,894

			15,070,803

Communications - Telecommunications - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)		9,260	9,197,328
5.152%, 3/20/28 (b)		9,160	9,087,352

			18,284,680

Consumer Cyclical - Automotive - 0.3%
General Motors Co.
5.20%, 4/01/45		2,490	2,331,683
5.40%, 4/01/48 (a)		8,747	8,451,920
6.25%, 10/02/43		852	891,329
6.75%, 4/01/46		7,041	7,801,611

			19,476,543

Consumer Cyclical - Other - 0.0%
Owens Corning
7.00%, 12/01/36		2,579	2,969,321

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	U.S.$	332	$347,285
CVS Health Corp.
4.78%, 3/25/38		14,840	14,937,677

			15,284,962

Energy - 0.6%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,069,882
Cenovus Energy, Inc.
3.00%, 8/15/22		495	473,602
3.80%, 9/15/23		280	273,429
4.45%, 9/15/42		4,289	3,807,371
6.75%, 11/15/39		373	429,004
Ecopetrol SA
5.875%, 5/28/45		6,355	6,339,112
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	3,589,770
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,301	2,331,778
5.00%, 10/01/22		971	1,002,371
Husky Energy, Inc.
6.15%, 6/15/19		5,000	5,123,560
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		2,969	3,674,805
7.80%, 8/01/31		2,662	3,283,785
TransCanada PipeLines Ltd.
4.553% (LIBOR 3 Month + 2.21%), 5/15/67 (l)		2,500	2,330,347
Williams Partners LP
5.10%, 9/15/45		4,227	4,300,554

			39,029,370

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		4,150	4,244,940

Technology - 0.4%
Activision Blizzard, Inc.
6.125%, 9/15/23 (b)		2	2,067
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		7,586	8,016,650
8.35%, 7/15/46 (b)		2,793	3,437,351
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,395,852
4.875%, 6/01/27		9,443	8,906,638

			29,758,558

Transportation - Airlines - 0.0%
America West Airlines Pass Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		223	227,591

	Principal Amount (000)		U.S. $ Value
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (c)	U.S.$	214	$218,559

			446,150

			194,436,950

Utility - 0.4%
Electric - 0.4%
Consorcio Transmantaro SA
4.375%, 5/07/23 (b)		14,103	14,050,114
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)		1,277	1,318,503
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		5,373	5,561,055
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,515,143

			24,444,815

Total Corporates - Investment Grade (cost $495,978,295)			516,967,156

EMERGING MARKETS - SOVEREIGNS - 6.3%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (b)		13,948	15,778,675
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		1,340	1,355,075

			17,133,750

Argentina - 1.1%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27		32,629	30,510,853
7.50%, 4/22/26		22,983	21,833,850
7.82%, 12/31/33	EUR	16,840	19,839,611

			72,184,314

Bahrain - 0.2%
Bahrain Government International Bond
6.75%, 9/20/29(b)	U.S.$	8,215	7,485,919
7.00%, 10/12/28(b)		7,504	6,997,480

			14,483,399

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (b)		1,321	1,382,096

	Principal Amount (000)		U.S. $ Value
Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)	U.S.$	7,229	$7,771,175

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (b)		6,434	6,413,006

Dominican Republic - 0.6%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		9,637	9,769,509
6.85%, 1/27/45 (b)		9,000	9,191,250
6.875%, 1/29/26 (b)		652	698,455
7.45%, 4/30/44 (b)		5,621	6,091,759
8.625%, 4/20/27 (b)		12,151	13,821,762

			39,572,735

Ecuador - 0.2%
Ecuador Government International Bond
10.50%, 3/24/20 (b)		9,204	9,698,135
10.75%, 3/28/22 (b)		1,393	1,500,958

			11,199,093

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (b)		22,826	23,139,857

El Salvador - 0.2%
El Salvador Government International Bond
5.875%, 1/30/25 (b)		4,000	3,830,000
6.375%, 1/18/27 (b)		145	139,563
7.375%, 12/01/19 (b)		1,495	1,538,691
7.625%, 9/21/34 (b)		872	889,440
7.65%, 6/15/35 (b)		263	263,329
7.75%, 1/24/23 (b)		3,494	3,699,272
8.625%, 2/28/29 (b)		759	827,397

			11,187,692

Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (b)		14,182	13,227,872
6.95%, 6/16/25 (b)		5,600	5,299,000

			18,526,872

Ghana - 0.2%
Ghana Government International Bond
7.625%, 5/16/29 (b)		12,468	12,826,455

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (b)		7,528	7,755,722

	Principal Amount (000)		U.S. $ Value
Iraq - 0.1%
Iraq International Bond
5.80%, 1/15/28 (b)	U.S.$	533	$502,353
6.752%, 3/09/23 (b)		3,362	3,345,190

			3,847,543

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	588	703,908
5.75%, 12/31/32 (b)	U.S.$	8,371	7,931,759
6.125%, 6/15/33 (b)		4,086	3,738,690
6.375%, 3/03/28 (b)		20,691	20,018,542
6.625%, 3/22/48 (b)	EUR	1,429	1,622,960

			34,015,859

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	U.S.$	2,302	2,641,545
7.875%, 7/28/45		7,519	8,769,034

			11,410,579

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (b)		4,536	4,337,550

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (b)		3,124	3,155,240
7.25%, 2/28/28 (b)		4,786	4,824,288

			7,979,528

Lebanon - 0.1%
Lebanon Government International Bond
Series E
5.15%, 11/12/18 (b)		5,470	5,463,163

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (b)		14,564	14,081,276

Nigeria - 0.1%
Nigeria Government International Bond
6.375%, 7/12/23 (b)		4,303	4,405,196
6.50%, 11/28/27 (b)		2,246	2,184,235
7.875%, 2/16/32 (b)		2,864	2,957,080

			9,546,511

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (a)(b)		3,575	3,360,500
8.75%, 5/13/21 (b)		1,137	1,243,594

			4,604,094

	Principal Amount (000)		U.S. $ Value
Sri Lanka - 0.2%
Sri Lanka Government International Bond
6.00%, 1/14/19 (b)	U.S.$	3,825	$3,848,906
6.125%, 6/03/25 (b)		2,800	2,726,500
6.20%, 5/11/27 (b)		4,509	4,351,185

			10,926,591

Ukraine - 0.6%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/27 (b)		42,888	42,872,769

Venezuela - 0.2%
Venezuela Government International Bond
7.65%, 4/21/25 (b)(i)(m)		6,636	1,775,130
9.00%, 5/07/23 (b)(i)(m)		538	145,260
9.25%, 9/15/27 (i)(m)		34,020	9,719,939
9.25%, 5/07/28 (b)(i)(m)		1,500	405,000

			12,045,329

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (b)		9,236	8,289,310
8.97%, 7/30/27 (b)		9,790	8,749,813

			17,039,123

Total Emerging Markets - Sovereigns (cost $443,153,242)			421,746,081

EMERGING MARKETS - CORPORATE BONDS - 4.8%
Industrial - 4.1%
Basic - 1.0%
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)		8,033	8,173,481
Elementia SAB de CV
5.50%, 1/15/25 (b)		2,208	2,133,480
First Quantum Minerals Ltd.
6.875%, 3/01/26 (b)		7,232	7,049,949
7.00%, 2/15/21 (b)		1,371	1,384,710
7.25%, 5/15/22-4/01/23 (b)		13,387	13,455,091
7.50%, 4/01/25 (b)		2,136	2,147,808
Lundin Mining Corp.
7.875%, 11/01/22 (b)		4,001	4,201,642
Stillwater Mining Co.
6.125%, 6/27/22 (b)		10,250	9,704,649
7.125%, 6/27/25 (b)		7,880	7,367,894
Vedanta Resources PLC
6.375%, 7/30/22 (b)		12,566	12,346,095

			67,964,799

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)	U.S.$	7,640	$5,940,100
Ferreycorp SAA
4.875%, 4/26/20 (b)		1,311	1,317,601
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)		537	214,800
5.25%, 6/27/29 (b)		9,173	3,623,335
7.125%, 6/26/42(b)		17,280	6,912,000

			18,007,836

Communications - Telecommunications - 0.5%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (b)		6,131	6,337,921
Digicel Group Ltd.
7.125%, 4/01/22 (b)		1,134	721,508
8.25%, 9/30/20 (b)		16,250	11,943,750
Digicel Ltd.
6.00%, 4/15/21 (b)		3,750	3,478,125
6.75%, 3/01/23 (b)		3,270	2,820,375
Millicom International Cellular SA
5.125%, 1/15/28 (b)		1,588	1,488,537
6.00%, 3/15/25 (b)		2,963	3,037,490
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (b)		5,701	5,829,272

			35,656,978

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (b)		2,594	2,632,910
Studio City Co., Ltd.
5.875%, 11/30/19 (b)		5,102	5,165,775
Wynn Macau Ltd.
4.875%, 10/01/24 (b)		1,345	1,285,617
5.50%, 10/01/27 (b)		3,300	3,160,004

			12,244,306

Consumer Cyclical - Retailers - 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (e)(f)(g)		4,991	101,809
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (e)(f)(g)		1,536	460,901
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (b)		4,200	3,805,452

			4,368,162

Consumer Non-Cyclical - 0.9%
BRF GmbH
4.35%, 9/29/26 (b)		2,623	2,296,067

	Principal Amount (000)		U.S. $ Value
BRF SA
4.75%, 5/22/24 (b)	U.S.$	576	$537,120
Central American Bottling Corp.
5.75%, 1/31/27 (b)		5,759	5,730,205
Cosan Ltd.
5.95%, 9/20/24 (b)		2,144	2,110,725
MARB BondCo PLC
6.875%, 1/19/25 (b)		9,461	9,151,606
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		4,150	4,248,562
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		6,647	6,190,019
Natura Cosmeticos SA
5.375%, 2/01/23 (b)		6,899	6,726,525
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		4,312	3,939,228
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (b)	EUR	1,850	2,040,768
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	2,798	2,528,832
3.15%, 10/01/26		8,393	7,134,050
6.00%, 4/15/24		2,250	2,329,115
6.75%, 3/01/28		1,004	1,071,309
Tonon Luxembourg SA
7.25%, 1/24/20 (e)(f)(g)(i)(m)		6,378	143,511
USJ Acucar e Alcool SA
9.875%, 11/09/21 (b)(f)		1,685	1,356,564
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(g)(h)(i)		13,674	799,369
10.875%, 1/13/20 (g)(i)(m)		2,500	715,750
11.75%, 2/09/22 (g)(i)(m)		13,613	833,796

			59,883,121

Energy - 1.0%
Azure Power Energy Ltd.
5.50%, 11/03/22 (b)		6,780	6,542,700
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (j)		14,659	14,658,815
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (b)		4,208	3,950,260
Petrobras Global Finance BV
5.999%, 1/27/28 (b)		6,199	5,850,498
6.125%, 1/17/22		405	418,851
6.25%, 3/17/24		18,627	18,925,032
6.85%, 6/05/2115		2,958	2,651,551
8.75%, 5/23/26		4,683	5,287,107
YPF SA
6.95%, 7/21/27 (b)		6,759	6,023,959
16.50%, 5/09/22 (b)	ARS	130,377	3,122,091

			67,430,864

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (b)	U.S.$	4,200	$4,305,000

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		2,734	2,789,793

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		5,242	5,429,402

			278,080,261

Financial Institutions - 0.5%
Banking - 0.4%
Akbank Turk AS
7.20%, 3/16/27 (b)		2,618	2,163,123
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b)(n)		3,160	3,200,132
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (b)(n)		4,283	4,106,326
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (b)		5,964	5,449,605
5.75%, 1/30/23 (b)		9,011	7,839,570
8.00%, 11/01/27 (b)		12,500	9,625,000

			32,383,756

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		4,281	4,109,760

Insurance - 0.0%
Ambac LSNI LLC
7.337% (LIBOR 3 Month + 5.00%), 2/12/23 (b)(e)(l)		100	100,374

			36,593,890

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust II
6.75%, 3/28/23 (b)		1,220	1,134,600
Genneia SA
8.75%, 1/20/22 (b)		5,529	5,314,751
Pampa Energia SA
7.50%, 1/24/27 (b)		3,758	3,518,428
Terraform Global Operating LLC
6.125%, 3/01/26 (b)		2,074	2,022,011

			11,989,790

Total Emerging Markets - Corporate Bonds (cost $388,407,542)			326,663,941

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 4.1%
Industrial - 4.0%
Basic - 0.1%
Foresight Energy LLC
7.827% (LIBOR 1 Month + 5.75%), 3/28/22 (r)	U.S.$	3,847	$3,830,884
Unifrax I LLC
5.834% (LIBOR 3 Month + 3.50%), 4/04/24 (r)		3,317	3,334,804

			7,165,688

Capital Goods - 0.6%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.327% (LIBOR 1 Month + 3.25%), 8/18/24 (r)		5,317	5,327,671
Apex Tool Group, LLC
5.827% (LIBOR 1 Month + 3.75%), 2/01/22 (r)		16,932	16,963,800
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
7/31/25 - 7/24/26 (s)		7,777	7,844,836
Gardner Denver, Inc.
4.827% (LIBOR 1 Month + 2.75%), 7/30/24 (r)		4,159	4,166,989
HD Supply Waterworks, LTD.
5.211% (LIBOR 6 Month + 3.00%), 8/01/24 (r)		794	796,355
5.300% (LIBOR 3 Month + 3.00%), 8/01/24 (r)		700	702,331
Transdigm Inc.
4.577% (LIBOR 1 Month + 2.50%), 6/09/23 (r)		2,316	2,316,426
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.827% (LIBOR 1 Month + 2.75%), 3/03/23 (e)(r)		589	590,338

			38,708,746

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.577% (LIBOR 1 Month + 4.50%), 1/02/24 (r)		556	582,327
6.625%, 1/02/24		933	975,185
West Corporation
6.077% (LIBOR 1 Month + 4.00%), 10/10/24 (r)		8,453	8,451,027

			10,008,539

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.600% (LIBOR 1 Month + 3.50%), 11/06/24 (r)	U.S.$	2,717	$2,716,783

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.077% (LIBOR 1 Month + 3.00%), 4/01/24 (r)		4,882	4,864,304

Consumer Cyclical - Other - 0.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.827% (LIBOR 1 Month + 2.75%), 12/23/24 (r)		10,595	10,632,819
Scientific Games International, Inc.
4.827% (LIBOR 1 Month + 2.75%), 8/14/24 (r)		951	950,713
4.921% (LIBOR 2 Month + 2.75%), 8/14/24 (r)		3,997	3,997,904
Stars Group Holdings B.V.
5.831% (LIBOR 3 Month + 3.50%), 7/10/25 (r)		2,062	2,079,667

			17,661,103

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.347% (LIBOR 1 Month + 3.25%), 2/05/25 (r)		1,854	1,864,684

Consumer Cyclical - Retailers - 0.3%
J.C. Penney Corporation, Inc.
6.569% (LIBOR 3 Month + 4.25%), 6/23/23 (r)		6,641	6,406,688
Neiman Marcus Group LTD LLC
5.336% (LIBOR 1 Month + 3.25%), 10/25/20 (r)		1,319	1,162,905
Serta Simmons Bedding, LLC
10.097% (LIBOR 1 Month + 8.00%), 11/08/24 (r)		15,106	10,208,948

			17,778,541

Consumer Non-Cyclical - 1.3%
Acadia Healthcare Company, Inc.
4.577% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (r)		2,961	2,970,613
Air Medical Group Holdings, Inc.
5.347% (LIBOR 1 Month + 3.25%), 4/28/22 (r)		13,407	12,999,550
6.329% (LIBOR 1 Month + 4.25%), 3/14/25 (r)		5,382	5,304,121

	Principal Amount (000)		U.S. $ Value
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.827% (LIBOR 1 Month + 7.75%), 9/26/25 (r)	U.S.$	15,487	$13,021,654
Arbor Pharmaceuticals, LLC
7.485% (LIBOR 6 Month + 5.00%), 7/05/23 (r)		7,035	7,052,719
Avantor, Inc.
6.077% (LIBOR 1 Month + 4.00%), 11/21/24 (r)		6,460	6,508,295
BI-LO, LLC
10.171% (LIBOR 2 Month + 8.00%),5/31/24 (r)		9,128	8,782,271
10.334% (LIBOR 3 Month + 8.00%),5/31/24 (r)		8,843	8,507,825
10.335% (LIBOR 3 Month + 8.00%),5/31/24 (r)		9,128	8,782,271
Mallinckrodt International Finance S.A.
5.203% (LIBOR 6 Month + 2.75%), 9/24/24 (r)		5,462	5,373,586
Owens & Minor, Inc.
6.673% (LIBOR 2 Month + 4.50%), 5/02/25 (r)		9,268	9,047,494
Vizient, Inc.
4.827% (LIBOR 1 Month + 2.75%), 2/13/23 (r)		850	851,048

			89,201,447

Energy - 0.3%
California Resources Corporation
12.439% (LIBOR 1 Month + 10.38%), 12/31/21 (e)(r)		12,618	13,910,859
Chesapeake Energy Corporation
9.577% (LIBOR 1 Month + 7.50%), 8/23/21 (r)		4,080	4,261,560

			18,172,419

Other Industrial - 0.2%
American Tire Distributors, Inc.
6.327% (LIBOR 1 Month + 4.25%), 9/01/21 (r)		16,069	11,449,416
Travelport Finance (Luxembourg) S.Ã r.l.
4.830% (LIBOR 3 Month + 2.50%), 3/17/25 (r)		5,991	5,981,668

			17,431,084

Services - 0.4%
Monitronics International, Inc.
7.834% (LIBOR 3 Month + 5.50%), 9/30/22 (r)		6,877	6,415,493

	Principal Amount (000)		U.S. $ Value
Pi Lux Finco SARL
9.344% (LIBOR 1 Month + 7.25%), 1/01/26 (e)(r)	U.S.$	21,800	$21,418,500

			27,833,993

Technology - 0.3%
BMC Software Finance, Inc.
9/01/25 (s)		6,900	6,893,721
Solera, LLC (Solera Finance, Inc.)
4.827% (LIBOR 1 Month + 2.75%), 3/03/23 (r)		13,758	13,769,044
Veritas US Inc.
6.577% (LIBOR 1 Month + 4.50%), 1/27/23 (r)		221	205,246
6.834% (LIBOR 3 Month + 4.50%), 1/27/23 (r)		74	68,356

			20,936,367

			274,343,698

Financial Institutions - 0.1%
Insurance - 0.1%
Sedgwick Claims Management Services, Inc.
4.827% (LIBOR 1 Month + 2.75%), 3/01/21 (r)		5,110	5,101,695

Total Bank Loans (cost $286,880,376)			279,445,393

EMERGING MARKETS - TREASURIES - 4.0%
Argentina - 1.0%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (l)	ARS	91,311	3,335,769
Argentine Bonos del Tesoro
15.50%, 10/17/26		286,917	9,071,567
16.00%, 10/17/23		595,534	18,862,728
18.20%, 10/03/21		785,174	23,408,824
21.20%, 9/19/18		350,256	12,379,686

			67,058,574

Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	327,055	82,569,034

Dominican Republic - 0.3%
Dominican Republic International Bond
12.00%, 1/20/22 (g)	DOP	347,740	7,604,849
15.95%, 6/04/21 (g)		52,700	1,269,697
16.00%, 7/10/20 (g)		563,400	12,682,902

			21,557,448

	Principal Amount (000)		U.S. $ Value
South Africa - 0.2%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	167,937	$14,195,301
Series R204
8.00%, 12/21/18		16,800	1,281,125

			15,476,426

Sri Lanka - 0.6%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	844,000	5,248,034
Series A
11.50%, 12/15/21-5/15/23		4,539,000	29,707,837
11.75%, 6/15/27		786,000	5,256,816

			40,212,687

Turkey - 0.7%
Turkey Government Bond
11.10%, 5/15/19	TRY	231,859	44,303,141

Total Emerging Markets - Treasuries (cost $383,651,835)			271,177,310

	Shares
COMMON STOCKS - 2.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Corp. (c)(e)(i)		1,244,772	16,078,720
CHC Group LLC (i)(j)		255,317	1,914,878
Chesapeake Energy Corp. (i)		180,496	851,941
Denbury Resources, Inc. (i)		314,791	1,419,707
Golden Energy Offshore Services AS (c)(i)		3,360,247	1,977,428
Halcon Resources Corp. (i)		67,837	265,243
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(i)		64,873,855	65
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(i)		10,275,684	10
Linn Energy, Inc. (i)		6,977	290,243
Oasis Petroleum, Inc. (i)		108,058	1,320,469
Paragon Offshore Ltd. - Class A (c)(e)(i)		62,040	53,230
Paragon Offshore Ltd. - Class B (c)(e)(i)		93,060	2,791,800
Peabody Energy Corp.		154,583	6,568,232
Tervita Corp. (c)(i)		125,625	883,629
Vantage Drilling International (c)(e)(i)		30,215	8,913,425
Whiting Petroleum Corp. (i)		56,450	2,802,742

			46,131,762

Financials - 0.6%
Consumer Finance - 0.0%
Paysafe (c)(d)(e)		17,342	1,837,558

Company	Shares	U.S. $Value
Insurance - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (e)(i)(j)	12,695	$12,499,826
Mt. Logan Re Ltd. (Preference Shares) (Series 4) (e)(i)(j)	25,000	25,077,420

		37,577,246

Real Estate - 0.0%
Calibrate Real Estate Fund (c)(d)(e)(i)	7,364	2,357,115

		41,771,919

Information Technology - 0.2%
Internet Software & Services - 0.2%
Avaya Holdings Corp. (i)	667,132	13,729,577

IT Services - 0.0%
Goodman Networks, Inc. (c)(d)(e)(i)	179,376	0

		13,729,577

Consumer Discretionary - 0.2%
Auto Components - 0.0%
Exide Technologies (d)(e)(j)	270,867	804,475
Exide Technologies (d)(i)(j)	61,635	183,056

		987,531

Automobiles - 0.0%
Liberty Tire Recycling LLC (c)(d)(e)(i)	12,278	658,706

Diversified Consumer Services - 0.1%
Laureate Education, Inc. - Class A (i)	388,627	5,755,566

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (i)	69,118	781,033

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.	153,751	2,905,894

		11,088,730

Industrials - 0.2%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(i)	13	322,205

Machinery - 0.2%
Modular Space Corp. (e)(g)(i)	518,216	10,656,075

		10,978,280

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(i)	5,004,988	280,279
Constellium NV - Class A (i)	636,938	8,343,888
Neenah Enterprises, Inc.(c)(d)(e)(i)	49,578	119,483

		8,743,650

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (c)(d)(e)	252,989	7,589,670

Total Common Stocks (cost $143,286,792)		140,033,588

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.4%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (b)(e)	U.S.$	5,344	$5,090,233
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.786%, 4/10/28 (b)(e)		1,820	1,801,136
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.404%, 4/10/46 (t)		7,443	393,226
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.872%, 5/15/45 (t)		19,589	1,136,013
Series 2012-CR3, Class XA
1.879%, 10/15/45 (t)		47,400	3,021,800
Series 2012-CR5, Class XA
1.552%, 12/10/45 (t)		9,604	530,084
Series 2013-LC6, Class XA
1.407%, 1/10/46 (t)		43,124	2,115,661
Series 2014-CR15, Class XA
1.179%, 2/10/47 (t)		11,597	385,215
Series 2014-CR20, Class XA
1.139%, 11/10/47 (t)		52,654	2,550,289
Series 2014-LC15, Class D
4.944%, 4/10/47 (b)(e)		8,500	7,485,623
Series 2014-LC17, Class D
3.687%, 10/10/47 (b)(e)		7,603	5,995,559
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.534%, 7/10/44 (b)(e)		2,500	2,570,349
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.544%, 2/10/46 (t)		4,541	245,163
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.392%, 8/10/44 (b)(e)		7,937	8,203,313
Series 2013-GC13, Class D
4.082%, 7/10/46 (b)(e)		1,500	1,371,329
Series 2014-GC18, Class D
4.943%, 1/10/47 (b)(e)		3,016	2,639,648
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class D
5.191%, 6/15/45 (b)(e)		5,000	4,967,418
Series 2012-CBX, Class E
5.191%, 6/15/45 (b)(e)		6,521	5,939,670
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (e)		5,050	4,984,010

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.628%, 11/15/45 (b)(t)	U.S.$	32,231	$1,756,850
Series 2014-C19, Class D
3.25%, 12/15/47 (b)(e)		4,130	3,330,907
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.645%, 12/10/45 (b)(t)		3,350	184,864
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.233%, 6/15/44 (b)(e)(u)		2,576	2,493,863
Series 2012-C6, Class D
5.582%, 4/15/45 (b)(e)		3,450	3,470,254
Series 2012-C7, Class XA
1.418%, 6/15/45 (b)(t)		7,152	295,105
Series 2012-C8, Class E
4.893%, 8/15/45 (b)(e)		6,905	6,594,937
Series 2014-C20, Class D
3.986%, 5/15/47 (b)(e)		9,377	7,466,768
Series 2014-C21, Class D
3.497%, 8/15/47 (b)(e)		10,000	7,921,490

			94,940,777

Non-Agency Floating Rate CMBS - 0.2%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.772% (LIBOR 1 Month + 3.70%), 11/15/34 (b)(e)(l)		5,100	5,175,288
CLNS Trust
Series 2017-IKPR, Class F
6.578% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(e)(l)		7,273	7,318,374

			12,493,662

Total Commercial Mortgage-Backed Securities (cost $109,207,253)			107,434,439

ASSET-BACKED SECURITIES - 1.3%
Other ABS - Fixed Rate - 1.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT
8.677%, 6/15/43 (b)(e)		7,643	7,643,136
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT
5.528%, 6/15/43 (b)(e)		5,546	5,541,269
Series 2018-4, Class PT
8.423%, 5/15/43 (e)(g)		8,477	8,541,804

	Principal Amount (000)		U.S. $ Value
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.563%, 3/16/43 (e)(g)	U.S.$	2,140	$2,147,334
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (d)(e)(g)		12,515	3,692,004
Series 2016-5, Class R
Zero Coupon, 9/25/28 (d)(e)(g)		73	1,951,307
Series 2017-2, Class R
Zero Coupon, 2/25/26 (d)(e)(g)		84	4,382,782
Series 2017-3, Class R
Zero Coupon, 5/25/26 (d)(e)(g)		56	4,872,017
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (d)(e)(g)		56	4,582,289
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (d)(e)(g)		80	6,821,056
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (d)(e)(g)		94	10,569,231
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (b)(e)		114	11,354,952
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(e)		4,680	4,809,478

			76,908,659

Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (e)		890	509,685
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (e)		2,108	2,092,230
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (e)		1,521	1,360,406
Series 2006-6, Class AF4
6.121%, 3/25/36 (e)		3,811	1,899,354
Series 2006-6, Class AF5
6.241%, 3/25/36 (e)		3,084	1,536,622
Series 2006-10, Class AF3
5.985%, 6/25/36 (e)		1,560	752,656
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36 (e)		19	19,298
Series 2007-6, Class 3A5
4.856%, 5/25/37 (e)		276	273,308

			8,443,559

	Principal Amount (000)		U.S. $ Value
Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)	U.S.$	3,890	$4,119,775

Total Asset-Backed Securities (cost $99,346,335)			89,471,993

	Shares
INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0% (v)
iShares JP Morgan USD Emerging Markets Bond ETF		340,000	37,080,400
iShares MSCI Emerging Markets ETF		758,011	34,004,374

Total Investment Companies (cost $71,062,721)			71,084,774

PREFERRED STOCKS - 1.0%
Industrial - 0.9%
Capital Goods - 0.8%
Tervita Corp.
0.00% (c)(i)		7,165,266	50,399,496

Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		6,280	6,970,800

Technology - 0.0%
Goodman Networks, Inc.
0.00% (c)(d)(e)(i)		213,415	883,538

			58,253,834

Financial Institutions - 0.1%
Banking - 0.1%
GMAC Capital Trust I
Series 2
8.125%		51,850	1,377,655
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(i)		4,653,555	4,653,555

			6,031,210

Insurance - 0.0%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	2,908,188

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		64,000	1,566,080

			10,505,478

Company	Shares		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		54,000	$1,460,700

Total Preferred Stocks (cost $59,398,090)			70,220,012

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 1.0%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	55,327	47,724,338

Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (b)	COP	14,562,910	4,943,883
Fideicomiso PA Costera
6.25%, 1/15/34 (b)		7,580,000	2,698,283
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (e)(g)		36,247,335	13,167,169

			20,809,335

Total Inflation-Linked Securities (cost $66,689,724)			68,533,673

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.6%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)	U.S.$	8,149	8,071,584
9.125%, 3/16/24 (b)		23,904	23,127,120
27.50% (BADLAR + 3.83%), 5/31/22(l)	ARS	200,200	5,998,080
Provincia de Cordoba
7.125%, 6/10/21 (b)	U.S.$	4,503	4,334,138
7.45%, 9/01/24 (b)		2,617	2,342,215

Total Local Governments - Regional Bonds (cost $48,863,216)			43,873,137

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (b)		1,238	1,188,109

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
4.40%, 4/30/23 (b)		6,200	6,231,000
5.375%, 4/24/30 (b)		5,930	6,078,042
6.375%, 10/24/48 (b)		2,591	2,716,257

			15,025,299

	Principal Amount (000)		U.S. $ Value
Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (b)(i)(m)	U.S.$	5,000	$1,093,750

Total Quasi-Sovereigns (cost $18,764,897)			17,307,158

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.60%, 11/01/40		1,200	1,804,572
7.625%, 3/01/40		1,250	1,840,800
7.95%, 3/01/36		2,235	2,407,005
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,618,685

Total Local Governments - US Municipal Bonds (cost $8,852,676)			10,671,062

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden CLO Ltd.
Series 2018-57A, Class E
7.09% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(e)(l)		1,741	1,711,027
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.633% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(e)(l)		2,424	2,445,999
OZLM Ltd.
Series 2014-8A, Class D
7.286% (LIBOR 3 Month + 4.95%), 10/17/26 (b)(e)(l)		3,450	3,456,872
Series 2018-22A, Class D
7.015% (LIBOR 3 Month + 5.30%), 1/17/31 (b)(e)(l)		968	945,077

Total Collateralized Loan Obligations (cost $8,131,626)			8,558,975

WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Flexpath Wh I LLC
13.00%, 10/23/20 (c)(d)(e)		1,219	158,813
Series B
11.00%, 4/01/21 (c)(d)(e)		1,243	350,000
Series B2
11.00%, 1/01/22 (c)(d)(e)		1,650	540,710
Series B3
11.00%, 9/01/22 (c)(d)(e)		682	251,725
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(e)		7,035	2,873,860
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (c)(d)(e)		1,236	1,235,655

Total Whole Loan Trusts (cost $12,667,664)			5,410,763

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (b) (cost $8,320,597)	IDR	68,280,000	$5,156,513

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
AUD/USD
Expiration: Jun 2019; Contracts: 185,975,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (i)	AUD	185,975,000	1,514,897
CNH/USD
Expiration: Aug 2018; Contracts: 461,462,500;
Exercise Price: CNH 6.70;
Counterparty: JPMorgan Chase Bank, NA (i)	CNH	461,462,500	1,231,172
GBP/EUR
Expiration: Aug 2018; Contracts: 105,240,525;
Exercise Price: GBP 0.90;
Counterparty: Morgan Stanley Capital Services LLC (i)	GBP	105,240,525	16,990
USD/EUR
Expiration: Oct 2018; Contracts: 74,747,750;
Exercise Price: USD 1.21;
Counterparty: Natwest Markets PLC (i)	USD	74,747,750	217,890

			2,980,949

Swaptions - 0.0%
IRS Swaption
Expiration: Aug 2018; Contracts: 21,489,000;
Exercise Rate: 1.55%;
Counterparty: Morgan Stanley Capital Services LLC (i)	EUR	21,489,000	39,424
IRS Swaption
Expiration: Aug 2018; Contracts: 21,486,000;
Exercise Rate: 1.56%;
Counterparty: Morgan Stanley Capital Services LLC (i)	EUR	21,486,000	30,866
IRS Swaption
Expiration: Oct 2018; Contracts: 154,072,000;
Exercise Rate: 3.02%;
Counterparty: Citibank, NA (i)	USD	154,072,000	1,559,813

			1,630,103

Total Options Purchased - Puts (premiums paid $4,907,249)			4,611,052

	Shares		U.S. $ Value
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (e)(i)		385,763	$1,446,611
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(i)		44	0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(i)		189,795	0
Liberty Tire Recycling LLC, expiring 6/26/19 (c)(d)(e)(i)		616	0
Midstates Petroleum Co., Inc., expiring 4/21/20 (c)(i)		259,925	80,577
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (i)		302,868	84,803
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (i)		130,363	32,591

Total Warrants (cost $4,527,305)			1,644,582

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Indices - 0.0%
iShares MSCI Emerging Markets
Expiration: Sep 2018; Contracts: 16,208;
Exercise Price: USD 46.50;
Counterparty: Morgan Stanley Capital Services LLC (i)	USD	16,208	713,152

Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 1,442,875,000;
Exercise Price: MXN 17.50;
Counterparty: Credit Suisse International (i)	MXN	1,442,875,000	4,878

Total Options Purchased - Calls (premiums paid $2,091,144)			718,030

	Shares
RIGHTS - 0.0%
Utilities - 0.0%
Vistra Energy Corp., expiring 12/31/49 (e)(i) (cost $0)		45,881	28,905

SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (v)(w)(x) (cost $187,837,983)		187,837,983	187,837,983

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - TREASURIES - 0.4%
Egypt - 0.4%
Egypt Treasury Bills
Series 273D
Zero Coupon, 8/14/18-8/28/18	EGP	327,475		$18,108,146
Series 364D
Zero Coupon, 8/07/18		138,675		7,707,443

Total Governments - Treasuries (cost $26,254,895)				25,815,589

Time Deposits - 0.3%
BBH, Grand Cayman
0.25%, 8/01/18	GBP	305		399,949
0.63%, 8/01/18	CAD	0	**	1
5.10%, 8/01/18	ZAR	0	**	1
BNP Paribas, Paris
(0.57)%, 8/01/18	EUR	3,138		3,669,028
Deutsche Bank, Grand Cayman
1.27%, 8/01/18	U.S.$	14,626		14,625,717

Total Time Deposits (cost $18,683,453)				18,694,696

Emerging Markets - Sovereigns - 0.1%
Egypt - 0.1%
Citigroup Global Markets Holdings, Inc./United States
Series GSNP
Zero Coupon, 10/04/18 (cost $10,272,612)	EGP	186,110		10,096,181

Total Short-Term Investments (cost $243,048,943)				242,444,449

Total Investments - 101.3% (cost $7,024,060,540) (y)				6,829,978,800
Other assets less liabilities - (1.3)%				(90,541,870)

Net Assets - 100.0%				$6,739,436,930

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1,283	September 2018	USD	1,283	$164,885,547	$163,081,328	$(1,804,219)
U.S. T-Note 5 Yr (CBT) Futures	2,905	September 2018	USD	2,905	328,800,141	328,628,125	(172,016)
U.S. T-Note 10 Yr (CBT) Futures	2,302	September 2018	USD	2,302	277,671,047	274,909,156	(2,761,891)
Sold Contracts
CBOE (VIX) Futures	154	August 2018	USD	154	2,182,249	2,167,550	14,699
S&P 500 E Mini Futures	313	September 2018	USD	16	44,049,606	44,086,050	(36,444)
U.S. Long Bond (CBT) Futures	1,005	September 2018	USD	1,005	$141,061,172	$143,683,594	(2,622,422)

							$(7,382,293)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	46,081	USD	34,863	8/09/18	$625,083
Australia and New Zealand Banking Group Ltd.	SGD	24,394	USD	18,307	8/16/18	384,395
Bank of America, NA	MXN	316,650	USD	16,578	8/07/18	(397,928)
Bank of America, NA	USD	25,341	MXN	508,844	8/07/18	1,938,941
Bank of America, NA	EUR	11,633	USD	13,673	10/11/18	(1,880)
Barclays Bank PLC	USD	36,700	ZAR	508,801	9/07/18	1,749,848
Barclays Bank PLC	TWD	3,023,689	USD	102,124	9/13/18	2,944,782
Barclays Bank PLC	USD	14,922	CHF	14,724	9/18/18	8,852
Barclays Bank PLC	MYR	33,995	USD	8,353	11/29/18	(19,519)
BNP Paribas SA	GBP	53,647	USD	71,991	8/03/18	1,573,687
BNP Paribas SA	MXN	650,773	USD	32,597	8/07/18	(2,290,997)
BNP Paribas SA	USD	5,393	MXN	108,616	8/07/18	429,916
BNP Paribas SA	NZD	87,676	USD	61,466	8/09/18	1,706,186
BNP Paribas SA	USD	17,029	NZD	24,981	8/09/18	(2,496)
BNP Paribas SA	CHF	13,678	USD	13,650	8/27/18	(193,924)
BNP Paribas SA	EUR	344,768	USD	406,358	10/11/18	1,053,192
Brown Brothers Harriman & Co.	EUR	3,200	USD	3,768	10/11/18	5,646
Brown Brothers Harriman & Co.	EUR	42	USD	49	10/11/18	(168)
Citibank, NA	BRL	764,480	USD	203,595	8/02/18	(86,791)
Citibank, NA	USD	20,905	BRL	79,253	8/02/18	210,923
Citibank, NA	USD	183,978	BRL	685,227	8/02/18	(1,411,711)
Citibank, NA	GBP	25,749	USD	33,733	8/03/18	(64,216)
Citibank, NA	MXN	391,919	USD	18,762	8/07/18	(2,249,327)
Citibank, NA	USD	29,065	MXN	603,220	8/07/18	3,274,381
Citibank, NA	UYU	56,907	USD	1,909	8/07/18	45,036
Citibank, NA	UYU	65,639	USD	2,203	8/08/18	53,055
Citibank, NA	USD	146,300	INR	9,940,516	8/09/18	(1,289,064)
Citibank, NA	BRL	685,227	USD	183,253	9/05/18	1,443,581
Citibank, NA	ZAR	529,463	USD	38,747	9/07/18	(1,264,176)
Citibank, NA	CHF	23,089	USD	23,447	9/18/18	32,621
Citibank, NA	TRY	112,238	USD	23,115	9/18/18	802,951
Citibank, NA	RUB	1,421,572	USD	22,392	9/27/18	(232,463)
Citibank, NA	JPY	1,541,674	USD	13,728	10/04/18	(119,974)
Citibank, NA	USD	7,208	IDR	105,369,830	11/08/18	15,919
Credit Suisse International	USD	18,020	MXN	337,251	8/02/18	75,279
Credit Suisse International	MXN	680,916	USD	35,948	8/06/18	(562,219)
Credit Suisse International	USD	35,948	MXN	680,917	8/06/18	562,246
Credit Suisse International	USD	9,776	MXN	195,692	8/07/18	715,116
Credit Suisse International	CHF	3,945	SGD	5,633	8/27/18	146,177
Credit Suisse International	CNH	93,165	USD	14,119	8/28/18	441,454
Credit Suisse International	USD	13,549	CNH	92,386	8/28/18	14,950
Credit Suisse International	USD	48,170	ZAR	654,732	9/07/18	1,307,939
Credit Suisse International	ZAR	374,156	USD	27,036	9/07/18	(1,238,585)
Credit Suisse International	USD	17,083	JPY	1,884,710	10/04/18	(154,127)
Credit Suisse International	EUR	12,503	SEK	129,317	10/16/18	88,830
Credit Suisse International	GBP	4,261	ZAR	75,973	10/17/18	101,855
Credit Suisse International	USD	13,421	ZAR	183,143	10/17/18	349,971
Credit Suisse International	EUR	11,931	NOK	114,032	10/31/18	(18,800)
Deutsche Bank AG	ILS	171,687	USD	47,346	9/14/18	454,308
Deutsche Bank AG	USD	15,760	IDR	230,725,590	11/08/18	58,037
Goldman Sachs Bank USA	INR	2,703,032	USD	39,909	8/09/18	477,393
Goldman Sachs Bank USA	TRY	308,029	USD	62,182	9/13/18	830,628
Goldman Sachs Bank USA	GBP	25,858	EUR	29,176	10/11/18	256,449

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	PLN	64,198	USD	17,496	10/18/18	$(92,123)
Goldman Sachs Bank USA	NOK	114,032	EUR	11,931	10/31/18	18,828
HSBC Bank USA	INR	5,733,784	USD	84,173	8/09/18	528,981
HSBC Bank USA	TWD	822,952	USD	27,846	9/13/18	852,168
JPMorgan Chase Bank, NA	USD	5,816	MXN	107,799	8/02/18	(32,063)
JPMorgan Chase Bank, NA	USD	17,478	GBP	13,033	8/03/18	(371,134)
JPMorgan Chase Bank, NA	MXN	631,055	USD	33,842	8/07/18	10,200
JPMorgan Chase Bank, NA	USD	47,206	INR	3,248,824	8/09/18	187,454
JPMorgan Chase Bank, NA	USD	19,520	NZD	27,695	8/09/18	(642,828)
JPMorgan Chase Bank, NA	SGD	49,287	USD	37,017	8/16/18	805,133
JPMorgan Chase Bank, NA	USD	20,158	SGD	27,284	8/16/18	(112,023)
JPMorgan Chase Bank, NA	USD	14,119	CNH	93,165	8/28/18	(441,454)
JPMorgan Chase Bank, NA	USD	1,376	SEK	12,078	9/20/18	2,350
JPMorgan Chase Bank, NA	JPY	1,519,291	USD	13,925	10/04/18	278,246
JPMorgan Chase Bank, NA	USD	17,470	JPY	1,899,501	10/04/18	(408,428)
JPMorgan Chase Bank, NA	SEK	129,317	EUR	12,503	10/16/18	(88,832)
JPMorgan Chase Bank, NA	ZAR	189,462	GBP	10,723	10/17/18	(125,563)
Morgan Stanley Capital Services LLC	MXN	184,964	USD	8,935	8/07/18	(980,780)
Morgan Stanley Capital Services LLC	USD	16,758	AUD	22,425	8/09/18	(96,991)
Morgan Stanley Capital Services LLC	COP	85,298,380	USD	29,531	8/28/18	54,545
Morgan Stanley Capital Services LLC	USD	34,165	CLP	22,019,756	8/28/18	381,377
Morgan Stanley Capital Services LLC	USD	62,554	AUD	84,715	6/28/19	589,034
Royal Bank of Scotland PLC	MXN	337,250	USD	18,020	8/02/18	(75,269)
Royal Bank of Scotland PLC	ARS	503,538	USD	17,575	8/24/18	(374,027)
Standard Chartered Bank	BRL	185,118	USD	47,447	8/02/18	(1,874,348)
Standard Chartered Bank	USD	49,300	BRL	185,118	8/02/18	21,016
Standard Chartered Bank	AUD	23,902	USD	18,188	8/09/18	429,084
Standard Chartered Bank	INR	2,367,232	USD	34,278	8/09/18	(255,022)
Standard Chartered Bank	CAD	107,104	USD	82,620	8/30/18	243,000
Standard Chartered Bank	IDR	2,007,574,377	USD	135,556	11/08/18	(2,082,826)
Standard Chartered Bank	USD	13,309	IDR	194,830,476	11/08/18	48,553
Standard Chartered Bank	USD	33,950	KRW	37,876,226	11/15/18	164,285
UBS AG	BRL	579,362	USD	150,392	8/02/18	(3,968,466)
UBS AG	USD	154,295	BRL	579,362	8/02/18	65,775
UBS AG	USD	5,785	MXN	107,799	8/07/18	(6,017)
UBS AG	SGD	5,633	CHF	3,945	8/27/18	(146,075)
UBS AG	USD	23,955	NOK	195,014	9/20/18	1,183
UBS AG	JPY	3,276,353	EUR	24,937	10/11/18	(129,097)
UBS AG	ZAR	75,972	GBP	4,261	10/17/18	(101,848)

						$4,857,260

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter-party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Call
CDX-NAHY Series 30, 5 Year Index	Deutsche Bank AG, London	Sell	1.07%	Aug, 2018	USD	68,494	$68,494	$(122,863)
Put
CDX-NAHY Series 30, 5 Year Index	Bank of America, NA	Sell	1.04%	Aug, 2018	USD	68,900	255,619	(18,077)

							$324,113	$(140,940)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.69%	10/15/18	USD	154,072	$516,141	$(166,284)
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	3.17%	10/15/18	USD	154,072	477,623	(720,410)

							$993,764	$(886,694)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/Morgan Stanley Capital Services LLC	AUD	1.282	06/2019	185,975,000	AUD	185,975	$1,930,769	$(1,963,121)
USD vs. EUR/Natwest Markets PLC	USD	1.170	10/2018	72,276,750	USD	72,277	605,395	(713,877)
Put
BRL vs. USD/Morgan Stanley Capital Services LLC	BRL	4.100	10/2018	139,092,500	BRL	139,093	356,111	(395,935)
INR vs. USD/JPMorgan Chase Bank, NA	INR	71.320	02/2019	2,645,972,000	INR	2,645,972	343,546	(461,209)
MXN vs. USD/Credit Suisse International	MXN	22.000	08/2018	1,813,900,000	MXN	1,813,900	1,605,301	(4,866)
MXN vs. USD/Goldman Sachs Bank USA	MXN	22.000	08/2018	891,440,000	MXN	891,440	734,709	(3,348)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	883,722,000	MXN	883,722	494,283	(120,578)
NOK vs. EUR/Goldman Sachs Bank USA	NOK	9.790	10/2018	569,778,000	NOK	569,778	325,526	(328,735)
SEK vs. EUR/JPMorgan Chase Bank, NA	SEK	10.600	10/2018	619,305,000	SEK	619,305	361,550	(183,053)
SGD vs. CHF/UBS AG	SGD	1.480	08/2018	30,895,000	SGD	30,895	160,474	(3,450)
TRY vs. CHF/UBS AG	TRY	5.900	02/2019	205,762,500	TRY	205,763	376,172	(1,306,344)
USD vs. EUR/Natwest Markets PLC	USD	1.250	10/2018	77,218,500	USD	77,219	427,434	(29,266)
ZAR vs. GBP/UBS AG	ZAR	19.520	10/2018	513,376,000	ZAR	513,376	465,730	(86,281)

							$8,187,000	$(5,600,063)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.07%	USD	84,370	$(6,665,841)	$(5,683,247)	$(982,594)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.07	EUR	80,610	(10,737,598)	(10,410,563)	(327,035)
Sale Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	Quarterly	0.78	USD	27,389	610,553	159,079	451,474
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.76	USD	86,405	7,177,057	6,253,688	923,369
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.07	USD	84,366	6,665,525	5,795,774	869,751
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	22,270	1,691,981	1,464,067	227,914
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	Quarterly	0.69	EUR	4	229	138	91
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.07	EUR	80,611	10,737,732	10,731,028	6,704
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	5.00	Quarterly	2.82	EUR	80,610	9,590,360	9,216,664	373,696

						$19,069,998	$17,526,628	$1,543,370

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,051,835	1/17/20	3 Month LIBOR	2.170%	Quarterly/Semi-Annual	$(9,547,867)
USD	1,051,835	1/17/20	3 Month LIBOR	2.204%	Quarterly/Semi-Annual	(9,026,654)
USD	425,210	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	10,699,659
USD	425,210	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	10,138,228

						$2,263,366

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00%	Quarterly	2.12%	USD	7,809	$(372,149)	$(287,000)	$(85,149)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.12	USD	9,365	(446,305)	(344,186)	(102,119)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.12	USD	10,511	(500,919)	(386,482)	(114,437)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.12	USD	12,605	(600,712)	(463,477)	(137,235)
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.26	USD	6,192	296,204	123,442	172,762

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00%	Monthly	4.50%	USD	5,000	$(325,083)	$(57,373)	$(267,710)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	4.50	USD	25,000	(1,625,417)	(271,037)	(1,354,380)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	547	(106,680)	(83,582)	(23,098)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	1,368	(266,798)	(209,032)	(57,766)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	1,368	(267,748)	(203,868)	(63,880)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	2,735	(534,541)	(407,186)	(127,355)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	14,000	(2,730,389)	(1,893,832)	(836,557)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	15,000	(2,929,583)	(1,812,493)	(1,117,090)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.26	USD	15,000	(2,925,417)	(1,739,630)	(1,185,787)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	4.50	USD	5,000	(325,083)	(106,663)	(218,420)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	Monthly	4.50	USD	5,000	(325,083)	(87,608)	(237,475)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/2022*	5.00	Quarterly	1.54	EUR	1,640	264,940	144,855	120,085
Deutsche Bank AG CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	2,395	(262,931)	(289,778)	26,847
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/2022*	5.00	Quarterly	2.73	USD	5,750	493,188	298,104	195,084

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	11.26%	USD	13,618	$(22,158,708)	$(27,225,728)	$5,067,020
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	27,329	(2,995,714)	(4,075,519)	1,079,805
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.04	USD	4,590	597,967	(251,098)	849,065
Morgan Stanley Capital Services LLC
Bombardier, Inc., 7.450%, 5/01/34, 6/20/21*	5.00	Quarterly	1.35	USD	5,000	531,014	145,454	385,560
South Africa Government International Bond, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	1.81	USD	18,410	(636,287)	(489,632)	(146,655)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/23*	1.00	Quarterly	5.56	USD	1,112	(199,436)	(279,566)	80,130

						$(38,351,670)	$(40,252,915)	$1,901,245

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	234,896	LIBOR	Quarterly	USD	62,497	9/20/18	$1,299,949
iBoxx $ Liquid High Yield Index	155,678	LIBOR	Quarterly	USD	41,498	9/20/18	783,729
iBoxx $ Liquid High Yield Index	109,463	LIBOR	Quarterly	USD	29,165	9/20/18	564,746
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	117,420	LIBOR	Quarterly	USD	31,310	9/20/18	580,854

							$3,229,278

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	1,023	$186,744	$	– 0	–	$186,744
AUD/JPY, 3/3/20*	12.75	Maturity	AUD	521	(130,311)		– 0	–	(130,311)
AUD/JPY, 4/16/20*	12.25	Maturity	AUD	1,186	(97,011)		– 0	–	(97,011)
AUD/JPY, 4/16/20*	12.22	Maturity	AUD	740	(50,597)		– 0	–	(50,597)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.90	Maturity	AUD	236	(68,897)		– 0	–	(68,897)
AUD/JPY, 3/11/20*	12.80	Maturity	AUD	281	(72,737)		– 0	–	(72,737)

					$(232,809)	$	– 0	–	$(232,809)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Notional Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2018
Barclays Capital, Inc.†	752	USD	(5.00	)%*	—	$745,541
Barclays Capital, Inc.†	1,065	USD	(2.50	)%*	—	1,062,461
Barclays Capital, Inc.†	665	USD	(1.00	)%*	—	660,400
Barclays Capital, Inc.†	1,146	USD	(1.00	)%*	—	1,137,932
Barclays Capital, Inc.†	7,175	USD	(0.88	)%*	—	7,166,675
Barclays Capital, Inc.†	5,081	USD	(0.25	)%*	—	5,080,756
Barclays Capital, Inc.†	1,632	USD	(0.13	)%*	—	1,632,000
Barclays Capital, Inc.†	8,273	USD	0.20%		—	8,273,245
Barclays Capital, Inc.†	1,852	USD	0.25%		—	1,853,037
Barclays Capital, Inc.†	7,083	USD	0.25%		—	7,086,720
Barclays Capital, Inc.†	4,763	USD	0.75%		—	4,767,163
Barclays Capital, Inc.†	4,821	USD	1.00%		—	4,821,295
Barclays Capital, Inc.†	7,292	USD	1.85%			7,294,274
Credit Suisse Securities USA) LLC†	733	USD	1.50%		—	734,152
Credit Suisse Securities USA) LLC†	4,405	USD	(5.00	)%*	—	4,399,856
Credit Suisse Securities USA) LLC†	766	USD	(3.50	)%*	—	765,297
Credit Suisse Securities USA) LLC†	1,640	USD	(3.50	)%*	—	1,638,831
Credit Suisse Securities USA) LLC†	3,467	EUR	(1.25	)%*	—	4,050,771
Credit Suisse Securities USA) LLC†	3,971	EUR	(1.00	)%*	—	4,640,202
Credit Suisse Securities USA) LLC†	13,495	EUR	(0.75	)%*	—	15,772,963
Credit Suisse Securities USA) LLC†	2,278	USD	(0.25	)%*	—	2,271,038
Credit Suisse Securities USA) LLC†	3,164	USD	(0.25	)%*	—	3,154,219
Credit Suisse Securities USA) LLC†	2,743	USD	1.70%		—	2,757,938
HSBC Securities USA) Inc.†	19,037	USD	0.00%		—	19,111,944
JPMorgan Chase Bank, NA†	1,649	EUR	(1.00	)%*	—	1,927,080
JPMorgan Chase Bank, NA†	3,029	EUR	(0.90	)%*	—	3,536,544
JPMorgan Chase Bank, NA†	3,275	USD	1.60%		—	3,277,579

Broker	Notional Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2018
JPMorgan Chase Bank, NA†	3,000	USD	1.75%	—	$3,013,000
Nomura International PLC†	5,393	USD	1.60%	—	5,402,117
RBC Capital Markets†	2,137	USD	(1.50)%*	—	2,136,044
RBC Capital Markets†	691	USD	(0.25)%*	—	690,794
RBC Capital Markets†	3,639	USD	0.50%	—	3,639,956
RBC Capital Markets†	2,045	USD	1.60%	—	2,050,445
RBC Capital Markets†	3,147	USD	1.60%	—	3,152,282
RBC Capital Markets†	3,284	USD	1.80%	—	3,287,937
RBC Capital Markets†	6,493	USD	1.80%	—	6,507,109

					$149,499,597

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2018.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$117,960,805	$	– 0	–	$	– 0	–	$	– 0	–	$117,960,805
Governments - Treasuries	19,111,944		– 0	–		– 0	–		– 0	–	19,111,944
Corporates - Investment Grade	11,692,696		– 0	–		– 0	–		– 0	–	11,692,696
Emerging Markets-Sovereigns	734,152		– 0	–		– 0	–		– 0	–	734,152

Total	$149,499,597	$	– 0	–	$	– 0	–	$	– 0	–	$149,499,597

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $2,650,634,517 or 39.3% of net assets.

(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2018.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.38% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/18/17	$	– 0	–	$1	0.00%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.564%, 4/25/26	4/29/16		4,737,078		4,778,014	0.07%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class B1
14.064%, 4/25/26	4/29/16	$2,330,884	$2,405,054	0.04%
Bellemeade Re Ltd. Series 2015-1A, Class M2
6.364%, 7/25/25	7/27/15	2,548,987	2,579,461	0.04%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT
8.423%, 5/15/43	3/27/18	8,530,634	8,541,804	0.13%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.563%, 3/16/43	3/07/18	2,151,957	2,147,334	0.03%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,486,987	12,682,902	0.19%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15	7,870,588	7,604,849	0.11%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,434,544	1,269,697	0.02%
Exide Technologies
11.00%, 4/30/22	4/30/15	25,044,918	25,015,509	0.37%
Exide Technologies
7.00%, 4/30/25	4/30/15	19,941,108	14,857,962	0.22%
Exide Technologies
7.25%, 4/30/25	5/03/17	1,780,805	1,940,753	0.03%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	10,639,246	13,167,169	0.20%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	1/31/17	6,358,644	101,809	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	1/31/17	1,514,956	460,901	0.01%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	877,800	877,800	0.01%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187	161	0.00%
Modular Space Corp.
SoFi Consumer Loan Program LLC
Series 2017-6, Class R1	2/23/17	7,676,909	10,656,075	0.16%
Zero Coupon, 11/25/26	11/09/17	10,996,114	10,569,231	0.16%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	8,413,600	6,821,056	0.10%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	6,200,880	4,872,017	0.07%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1
Zero Coupon, 5/26/26	6/28/17	5,740,087	4,582,289	0.07%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	6/15/17	6,274,299	4,382,782	0.07%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	4,020,530	3,692,004	0.05%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
SoFi Consumer Loan Program LLC
Series 2016-5, Class R
Zero Coupon, 9/25/28	6/23/17	$3,881,020		$1,951,307		0.03%
Texas Competitive/TCEH
11.50%, 10/01/20	4/14/11	– 0	–	– 0	–	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	6,352,630		143,511		0.00%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	415,034		422,380		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331		833,796		0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550		715,750		0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897		560,739		0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444		238,630		0.00%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.314%, 11/25/25	9/06/16	5,801,516		6,471,302		0.10%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.564%, 11/25/25	9/28/15	3,310,848		3,859,072		0.06%

(h)	Defaulted matured security.
(i)	Non-income producing security.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$1,914,878		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	11,377,829	14,658,815		0.22%
Exide Technologies	4/30/15	513,771	804,475		0.01%
Exide Technologies	4/30/15	116,907	183,056		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	4	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares) (Series 4)	4/01/15	25,000,000	25,077,420		0.37%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,499,826		0.19%

(k)	Convertible security.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(m)	Defaulted.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Inverse interest only security.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2018.

(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	IO - Interest Only.
(u)	Variable rate coupon, rate shown as of July 31, 2018.
(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)	The rate shown represents the 7-day yield as of period end.
(y)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $347,460,509 and gross unrealized depreciation of investments was $(532,485,652), resulting in net unrealized depreciation of $(185,025,143).

Currency Abbreviations:
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
IRS	-	Interest Rate Swaption

JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN (1)

July 31, 2018 (unaudited)

59.0%	United States
3.5%	Brazil
2.9%	Argentina
2.9%	United Kingdom
2.1%	Canada
2.0%	France
1.9%	Luxembourg
1.3%	Indonesia
1.3%	Netherlands
1.3%	Italy
1.2%	Mexico
1.1%	Malaysia
1.1%	Spain
14.8%	Other
3.6%	Short-Term

100.0%	Total Investments

(1)

All data are as of July 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Angola, Australia, Bahrain, Belarus, Bermuda, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Euro Zone, Gabon, Germany, Ghana, Guatemala, Honduras, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Nigeria, Norway, Peru, Russia, Senegal, South Africa, Sri Lanka, Sweden, Switzerland, Ukraine, Uruguay, Venezuela and Zambia.

AB High Income Fund

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,868,068,395		$51,025,036	#	$2,919,093,431
Governments - Treasuries		– 0	–	657,454,134		– 0	–	657,454,134
Collateralized Mortgage Obligations		– 0	–	550,228,249		– 0	–	550,228,249
Corporates - Investment Grade		– 0	–	516,967,156		– 0	–	516,967,156
Emerging Markets - Sovereigns		– 0	–	421,746,081		– 0	–	421,746,081
Emerging Markets - Corporate Bonds		– 0	–	325,057,977		1,605,964		326,663,941
Bank Loans		– 0	–	243,525,696		35,919,697		279,445,393
Emerging Markets - Treasuries		– 0	–	271,177,310		– 0	–	271,177,310
Common Stocks		48,926,841		883,629		90,223,118	#	140,033,588
Commercial Mortgage-Backed Securities		– 0	–	12,614,270		94,820,169		107,434,439
Asset-Backed Securities		– 0	–	4,119,775		85,352,218		89,471,993
Investment Companies		71,084,774		– 0	–	– 0	–	71,084,774
Preferred Stocks		7,312,623		57,370,296		5,537,093		70,220,012
Inflation-Linked Securities		– 0	–	55,366,504		13,167,169		68,533,673
Local Governments - Regional Bonds		– 0	–	43,873,137		– 0	–	43,873,137
Quasi-Sovereigns		– 0	–	17,307,158		– 0	–	17,307,158
Local Governments - US Municipal Bonds		– 0	–	10,671,062		– 0	–	10,671,062
Collateralized Loan Obligations		– 0	–	– 0	–	8,558,975		8,558,975
Whole Loan Trusts		– 0	–	– 0	–	5,410,763		5,410,763
Governments - Sovereign Bonds		– 0	–	5,156,513		– 0	–	5,156,513
Options Purchased - Puts		– 0	–	4,611,052		– 0	–	4,611,052
Warrants		197,971		– 0	–	1,446,611	#	1,644,582
Options Purchased - Calls		– 0	–	718,030		– 0	–	718,030
Rights		– 0	–	– 0	–	28,905		28,905
Short-Term Investments:
Investment Companies		187,837,983		– 0	–	– 0	–	187,837,983
Governments - Treasuries		– 0	–	25,815,589		– 0	–	25,815,589
Time Deposits		– 0	–	18,694,696		– 0	–	18,694,696
Emerging Markets - Sovereigns		– 0	–	10,096,181		– 0	–	10,096,181

Total Investments in Securities		315,360,192		6,121,522,890		393,095,718		6,829,978,800
Other Financial Instruments*:
Assets
Futures		14,699		– 0	–	– 0	–	14,699
Forward Currency Exchange Contracts		– 0	–	28,860,839		– 0	–	28,860,839
Centrally Cleared Credit Default Swaps		– 0	–	36,473,437		– 0	–	36,473,437
Centrally Cleared Interest Rate Swaps		– 0	–	20,837,887		– 0	–	20,837,887
Credit Default Swaps		– 0	–	2,183,313		– 0	–	2,183,313
Total Return Swaps		– 0	–	3,229,278		– 0	–	3,229,278
Variance Swaps		– 0	–	186,744		– 0	–	186,744
Liabilities
Futures		(7,396,992)		– 0	–	– 0	–	(7,396,992)
Forward Currency Exchange Contracts		– 0	–	(24,003,579)		– 0	–	(24,003,579)
Credit Default Swaptions Written		– 0	–	(140,940)		– 0	–	(140,940)
Interest Rate Swaptions Written		– 0	–	(886,694)		– 0	–	(886,694)
Currency Options Written		– 0	–	(5,600,063)		– 0	–	(5,600,063)
Centrally Cleared Credit Default Swaps		– 0	–	(17,403,439)		– 0	–	(17,403,439)
Centrally Cleared Interest Rate Swaps		– 0	–	(18,574,521)		– 0	–	(18,574,521)
Credit Default Swaps		– 0	–	(40,534,983)		– 0	–	(40,534,983)
Variance Swaps		– 0	–	(419,553)		– 0	–	(419,553)
Reverse Repurchase Agreements		(149,499,597)		– 0	–	– 0	–	(149,499,597)

Total^		$158,478,302		$6,105,730,616		$393,095,718		$6,657,304,636

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Common Stocks#
Balance as of 10/31/17	$58,323,801		$2,021,391		$30,526,181		$57,675,940
Accrued discounts/(premiums)	(3,378)		(760,537)		10,451		– 0	–
Realized gain (loss)	(1,162,745)		5,539		67,063		2,583,588
Change in unrealized appreciation/depreciation	13,485,033		(997,768)		37,821		9,488,577
Purchases/Payups	23,095,493		8,794,099		21,690,999		20,226,680
Sales/Paydowns	(48,002,668)		(8,157,539)		(7,760,752)		(12,265,774)
Transfers into level 3	5,289,500		700,779		14,105,158		13,414,837
Transfers out of level 3	– 0	–	– 0	–	(22,757,224)		(900,730)

Balance as of 7/31/18	$51,025,036		$1,605,964		$35,919,697		$90,223,118

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(5,384,118)		$(7,677,996)		$113,531		$9,338,629

	Commercial Mortgage- Backed Securities		Asset-Backed Securities		Preferred Stocks		Inflation-Linked Securities
Balance as of 10/31/17	$106,247,106		$55,460,954		$64,354,359		$12,511,202
Accrued discounts/(premiums)	264,202		(252,379)		– 0	–	23,108
Realized gain (loss)	(1,225,294)		3,027,279		711,875		– 0	–
Change in unrealized appreciation/depreciation	1,940,446		(9,215,034)		(518,478)		632,859
Purchases	6,903,791		48,036,086		4,653,555		– 0	–
Sales/Paydowns	(19,310,082)		(11,704,688)		(12,289,355)		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	(51,374,863)		– 0	–

Balance as of 7/31/18	$94,820,169		$85,352,218		$5,537,093		$13,167,169

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(199,839)		$(9,930,727)		$29,878		$632,859

	Collateralized Loan Obligations			Whole Loan Trusts		Warrants#		Rights
Balance as of 10/31/17		$8,681,968		$31,293,986		$36,530		$	– 0	–
Accrued discounts/(premiums)		65,758		33,455		– 0	–		– 0	–
Realized gain (loss)		54,008		(11,623,185)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(151,510)		4,749,490		1,410,077			28,905
Purchases		2,708,751		322,638		4			– 0	–
Sales/Pay downs		(2,800,000)		(19,365,621)		– 0	–		– 0	–
Transfers into level 3		– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3		– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/18		$8,558,975		$5,410,763		$1,446,611			$28,905

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18		$(62,658)		$(224,680)		$1,446,607			$28,905

	Short Term Investments: Emerging Markets - Sovereigns			Total
Balance as of 10/31/17		$7,283,376		$434,416,794
Accrued discounts/(premiums)		3,435		(615,885)
Realized gain (loss)		136,099		(7,425,773)
Change in unrealized appreciation/depreciation		(111,295)		20,779,123
Purchases		– 0	–	136,432,096
Sales/Pay downs		(7,311,615)		(148,968,094)
Settlements
Reclassification
Transfers into level 3		– 0	–	33,510,274
Transfers out of level 3		– 0	–	(75,032,817)

Balance as of 7/31/18	$	– 0	–	$393,095,718	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$	– 0	–	$(11,889,609)

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2018. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grade		$1,899,638		Recovery Analysis	Collateral Value	$100.00/ N/A
		$877,800		Qualitative Assessment	Par Value	$100.00/ N/A

$2,777,438

Common Stocks		$25,077,420		Market Approach	NAV Equivalent	$1,003.10/ N/A
		$12,499,826		Market Approach	NAV Equivalent	$984.63/ N/A
		$2,357,115		Recovery Analysis	Liquidation Value	$320.09/ N/A
		$1,837,558		Market Approach	EBITDA* Projection	$505mm/N/A
					EBITDA* Multiples	13.8X/ N/A
		$987,531		Market Approach	EBITDA* Projection	$194.0mm/N/A
					EBITDA* Multiples	4.3X-6.3X/5.3X
		$658,706		Market Approach	EBITDA* Projection	$44.6mm / N/A
					EBITDA* Multiples	5.4X-7.4X / 6.4X
		$322,205		Market Approach	EBITDA* Projection	$388.2mm/ N/A
					EBITDA* Multiples	13.6X/ N/A
		$280,279		Market Approach	EBITDA* Projection	$106mm/ N/A
					EBITDA* Multiples	4.8X/ N/A
		$119,483		Market Approach	EBITDA* Projection	$43.3mm/ N/A
					EBITDA* Multiples	3.6X-5.6X/ 4.6X
	$	– 0	–	Qualitative Assessment		$0.00/ N/A

$44,140,123

Preferred Stocks		$4,653,555		Market Approach	EBITDA* Projection	$505mm/ N/A
					EBITDA* Multiples	23.9%/ N/A
Whole Loan Trusts		$2,873,860		Recovery Analysis	Cumulative Loss	<20%/ N/A
		$1,235,655		Discounted Cash Flow	Cash Flow Yield	100.00%/ N/A
		$540,710		Discounted Cash Flow	Level Yield	32.78%/ N/A
		$350,000		Discounted Cash Flow	Level Yield	28.16%/ N/A
		$251,725		Discounted Cash Flow	Level Yield	36.93%/ N/A
		$158,813		Discounted Cash Flow	Level Yield	13.03%/ N/A

$5,410,763

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Par Value, Collateral Value, NAV Equivalent, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Cash Flow Yield, Liquidation Value and Level Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$68,969	$1,629,940	$1,511,071	$187,838	$803

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018